Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company of New York and Contract Owners of ReliaStar Life Insurance Company of New York Separate Account NY-B
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of each of the subaccounts listed in the Appendix that comprise ReliaStar Life Insurance Company of New York Separate Account NY-B (the Separate Account), as of December 31, 2025, and the related statement of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.
Atlanta, GA
April 6, 2026

Appendix

Subaccounts comprising ReliaStar Life Insurance Company of New York Separate Account NY-B

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco V.I. Main Street Small Cap Fund® - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Global Allocation V.I. Fund - Class III
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
Franklin Small Cap Value VIP Fund - Class 2
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Franklin Multi-Asset Variable Growth Fund - Class I
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Western Asset Core Plus VIT Portfolio - Class I
PIMCO VIT Real Return Portfolio - Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Inflation Protected Bond Plus Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Aggressive Portfolio - Adviser Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya Retirement Moderately Aggressive Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® CBRE Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Initial Class
Voya Global Insights Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® Invesco Equity and Income Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution Balanced Portfolio - Service Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from July 8, 2024 (commencement of operations) through December 31, 2024.
Voya Solution Conservative Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund® - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$106	$6,099	$145	$286	$214
Total assets	106	6,099	145	286	214
Net assets	$106	$6,099	$145	$286	$214

Total number of mutual fund shares	3,813	457,177	11,687	20,597	14,105

Cost of mutual fund shares	$83	$6,346	$145	$284	$198

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Assets
Investments in mutual funds
at fair value	$204	$151	$83	$60	$3
Total assets	204	151	83	60	3
Net assets	$204	$151	$83	$60	$3

Total number of mutual fund shares	14,134	10,474	17,851	5,036	49

Cost of mutual fund shares	$189	$133	$99	$62	$2

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$8	$21	$27,334	$3,856	$435
Total assets	8	21	27,334	3,856	435
Net assets	$8	$21	$27,334	$3,856	$435

Total number of mutual fund shares	254	807	2,491,725	376,527	45,988

Cost of mutual fund shares	$6	$27	$29,961	$3,777	$468

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Retirement Aggressive Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,184	$2,433	$29,117	$31,127	$36,820
Total assets	7,184	2,433	29,117	31,127	36,820
Net assets	$7,184	$2,433	$29,117	$31,127	$36,820

Total number of mutual fund shares	7,184,479	273,940	2,090,252	1,810,773	3,467,002

Cost of mutual fund shares	$7,184	$2,460	$20,559	$22,975	$39,967

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya Retirement Moderately Aggressive Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,782	$11,005	$22,979	$5,606	$953
Total assets	3,782	11,005	22,979	5,606	953
Net assets	$3,782	$11,005	$22,979	$5,606	$953

Total number of mutual fund shares	516,676	1,107,183	2,279,620	271,076	92,310

Cost of mutual fund shares	$4,329	$11,610	$25,100	$4,765	$971

	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$723	$1,465	$3,634	$2,650	$23,346
Total assets	723	1,465	3,634	2,650	23,346
Net assets	$723	$1,465	$3,634	$2,650	$23,346

Total number of mutual fund shares	26,032	70,756	269,569	238,746	871,758

Cost of mutual fund shares	$757	$1,519	$3,431	$3,534	$23,193

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class	Voya Global Insights Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$17	$62	$2,901	$230	$20
Total assets	17	62	2,901	230	20
Net assets	$17	$62	$2,901	$230	$20

Total number of mutual fund shares	2,036	5,715	324,904	20,023	1,658

Cost of mutual fund shares	$21	$71	$3,365	$216	$17

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$80	$659	$571	$5,307	$4,000
Total assets	80	659	571	5,307	4,000
Net assets	$80	$659	$571	$5,307	$4,000

Total number of mutual fund shares	7,836	61,575	51,291	480,242	121,575

Cost of mutual fund shares	$73	$617	$550	$5,348	$4,727

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	VY® Invesco Equity and Income Portfolio - Service Class 2	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$3,735	$17,618	$1,267	$5,539	$6,112
Total assets	3,735	17,618	1,267	5,539	6,112
Net assets	$3,735	$17,618	$1,267	$5,539	$6,112

Total number of mutual fund shares	117,465	813,781	55,290	255,024	505,967

Cost of mutual fund shares	$4,485	$17,686	$1,267	$5,525	$5,557

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,584	$12,278	$4,869	$7,485	$5,820
Total assets	12,584	12,278	4,869	7,485	5,820
Net assets	$12,584	$12,278	$4,869	$7,485	$5,820

Total number of mutual fund shares	415,047	594,598	214,042	539,253	414,245

Cost of mutual fund shares	$12,172	$12,722	$4,740	$5,422	$4,542

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$11,058	$9,350	$353	$12,541	$8,667
Total assets	11,058	9,350	353	12,541	8,667
Net assets	$11,058	$9,350	$353	$12,541	$8,667

Total number of mutual fund shares	129,288	197,748	12,791	451,112	192,739

Cost of mutual fund shares	$6,983	$4,573	$275	$11,105	$6,996

	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$2,597	$4,771	$4,999
Total assets	2,597	4,771	4,999
Net assets	$2,597	$4,771	$4,999

Total number of mutual fund shares	242,044	350,575	543,921

Cost of mutual fund shares	$2,613	$4,515	$5,020

Note: The Statement of Assets and Liabilities was zero as of December 31, 2025 for the closed subaccounts listed in the Organization Note.

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Invesco V.I. Main Street Small Cap Fund® - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$242	$1	$3	$5
Expenses:
Mortality and expense risk charges	1	88	2	3	4
Net investment income (loss)	(1)	154	(1)	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(58)	(9)	(6)	9
Capital gains distributions	11	591	25	23	24
Total realized gain (loss) on investments
and capital gains distributions	14	533	16	17	33
Net unrealized appreciation
(depreciation) of investments	(5)	281	3	—	(7)
Net realized and unrealized gain (loss)
on investments	9	814	19	17	26
Net increase (decrease) in net assets
resulting from operations	$8	$968	$18	$17	$27

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net investment income (loss)
Investment income:
Dividends	$4	$3	$4	$2	$—
Expenses:
Mortality and expense risk charges	3	2	1	1	—
Net investment income (loss)	1	1	3	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	(2)	—
Capital gains distributions	22	16	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	22	16	—	(2)	—
Net unrealized appreciation
(depreciation) of investments	3	—	3	6	—
Net realized and unrealized gain (loss)
on investments	25	16	3	4	—
Net increase (decrease) in net assets
resulting from operations	$26	$17	$6	$5	$—

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$1,253	$175	$23
Expenses:
Mortality and expense risk charges	—	—	396	62	6
Net investment income (loss)	—	1	857	113	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1)	(1,040)	(20)	(13)
Capital gains distributions	—	1	—	182	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(1,040)	162	(13)
Net unrealized appreciation
(depreciation) of investments	1	(1)	1,832	76	46
Net realized and unrealized gain (loss)
on investments	1	(1)	792	238	33
Net increase (decrease) in net assets
resulting from operations	$1	$—	$1,649	$351	$50

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Inflation Protected Bond Plus Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$238	$159	$—	$—	$—
Expenses:
Mortality and expense risk charges	98	38	2	420	420
Net investment income (loss)	140	121	(2)	(420)	(420)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(80)	(201)	(1,169)	(583)
Capital gains distributions	5	—	—	4,172	3,659
Total realized gain (loss) on investments
and capital gains distributions	5	(80)	(201)	3,003	3,076
Net unrealized appreciation
(depreciation) of investments	—	133	213	1,075	1,278
Net realized and unrealized gain (loss)
on investments	5	53	12	4,078	4,354
Net increase (decrease) in net assets
resulting from operations	$145	$174	$10	$3,658	$3,934

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Aggressive Portfolio - Adviser Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$889	$209	$525
Expenses:
Mortality and expense risk charges	10	—	550	57	171
Net investment income (loss)	(10)	—	339	152	354

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,138	—	(622)	(99)	(470)
Capital gains distributions	—	—	8,297	396	674
Total realized gain (loss) on investments
and capital gains distributions	2,138	—	7,675	297	204
Net unrealized appreciation
(depreciation) of investments	(1,697)	—	(3,185)	(174)	533
Net realized and unrealized gain (loss)
on investments	441	—	4,490	123	737
Net increase (decrease) in net assets
resulting from operations	$431	$—	$4,829	$275	$1,091

	Voya Retirement Moderately Aggressive Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$692	$68	$27	$22	$40
Expenses:
Mortality and expense risk charges	342	84	14	11	23
Net investment income (loss)	350	(16)	13	11	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(495)	137	(9)	(25)	(39)
Capital gains distributions	3,800	579	—	—	268
Total realized gain (loss) on investments
and capital gains distributions	3,305	716	(9)	(25)	229
Net unrealized appreciation
(depreciation) of investments	(1,012)	83	44	2	(60)
Net realized and unrealized gain (loss)
on investments	2,293	799	35	(23)	169
Net increase (decrease) in net assets
resulting from operations	$2,643	$783	$48	$(12)	$186

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$25	$11	$472	$1	$—
Expenses:
Mortality and expense risk charges	47	46	334	—	1
Net investment income (loss)	(22)	(35)	138	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(227)	(137)	92	(1)	(4)
Capital gains distributions	759	937	3,260	—	4
Total realized gain (loss) on investments
and capital gains distributions	532	800	3,352	(1)	—
Net unrealized appreciation
(depreciation) of investments	533	(787)	(1,111)	2	12
Net realized and unrealized gain (loss)
on investments	1,065	13	2,241	1	12
Net increase (decrease) in net assets
resulting from operations	$1,043	$(22)	$2,379	$2	$11

	Voya Global Insights Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$—	$24	$5	$—
Expenses:
Mortality and expense risk charges	42	3	4	2	—
Net investment income (loss)	(37)	(3)	20	3	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(600)	(20)	(62)	—	—
Capital gains distributions	245	—	29	8	1
Total realized gain (loss) on investments
and capital gains distributions	(355)	(20)	(33)	8	1
Net unrealized appreciation
(depreciation) of investments	964	118	46	20	2
Net realized and unrealized gain (loss)
on investments	609	98	13	28	3
Net increase (decrease) in net assets
resulting from operations	$572	$95	$33	$31	$3

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$19	$1	$145	$—
Expenses:
Mortality and expense risk charges	1	7	3	83	—
Net investment income (loss)	1	12	(2)	62	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	5	(2)	40	1
Capital gains distributions	2	—	—	1,150	—
Total realized gain (loss) on investments
and capital gains distributions	3	5	(2)	1,190	1
Net unrealized appreciation
(depreciation) of investments	5	31	25	(564)	3
Net realized and unrealized gain (loss)
on investments	8	36	23	626	4
Net increase (decrease) in net assets
resulting from operations	$9	$48	$21	$688	$4

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class 2	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$67	$60	$—	$—
Expenses:
Mortality and expense risk charges	1	62	54	1	1
Net investment income (loss)	(1)	5	6	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	197	(224)	(58)	(15)	147
Capital gains distributions	—	1,232	1,057	—	—
Total realized gain (loss) on investments
and capital gains distributions	197	1,008	999	(15)	147
Net unrealized appreciation
(depreciation) of investments	(153)	(579)	(636)	65	(35)
Net realized and unrealized gain (loss)
on investments	44	429	363	50	112
Net increase (decrease) in net assets
resulting from operations	$43	$434	$369	$49	$111

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$4	$6	$124	$62
Expenses:
Mortality and expense risk charges	273	16	76	90	174
Net investment income (loss)	(273)	(12)	(70)	34	(112)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,009)	(7)	(316)	397	290
Capital gains distributions	1,316	87	407	735	1,277
Total realized gain (loss) on investments
and capital gains distributions	307	80	91	1,132	1,567
Net unrealized appreciation
(depreciation) of investments	2,665	120	794	(227)	(268)
Net realized and unrealized gain (loss)
on investments	2,972	200	885	905	1,299
Net increase (decrease) in net assets
resulting from operations	$2,699	$188	$815	$939	$1,187

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$53	$20	$157	$132	$9
Expenses:
Mortality and expense risk charges	165	65	110	84	156
Net investment income (loss)	(112)	(45)	47	48	(147)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	62	16	462	332	946
Capital gains distributions	896	254	—	—	1,022
Total realized gain (loss) on investments
and capital gains distributions	958	270	462	332	1,968
Net unrealized appreciation
(depreciation) of investments	(682)	(18)	1,396	932	(246)
Net realized and unrealized gain (loss)
on investments	276	252	1,858	1,264	1,722
Net increase (decrease) in net assets
resulting from operations	$164	$207	$1,905	$1,312	$1,575

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$137	$22	$661	$1	$24
Expenses:
Mortality and expense risk charges	134	4	168	127	39
Net investment income (loss)	3	18	493	(126)	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,102	2	301	351	(60)
Capital gains distributions	226	57	2,184	1,126	299
Total realized gain (loss) on investments
and capital gains distributions	1,328	59	2,485	1,477	239
Net unrealized appreciation
(depreciation) of investments	95	(27)	(1,156)	(760)	(19)
Net realized and unrealized gain (loss)
on investments	1,423	32	1,329	717	220
Net increase (decrease) in net assets
resulting from operations	$1,426	$50	$1,822	$591	$205

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$58	$—	$189	$—	$—
Expenses:
Mortality and expense risk charges	69	1	72	8	—
Net investment income (loss)	(11)	(1)	117	(8)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33)	101	(158)	2,899	10
Capital gains distributions	499	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	466	101	(158)	2,899	10
Net unrealized appreciation
(depreciation) of investments	(6)	(46)	318	(2,396)	4
Net realized and unrealized gain (loss)
on investments	460	55	160	503	14
Net increase (decrease) in net assets
resulting from operations	$449	$54	$277	$495	$14

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco V.I. Main Street Small Cap Fund® - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net assets at January 1, 2024	$106	$6,055	$210	$334	$292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	(2)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	7	466	5	1	12
Net unrealized appreciation
(depreciation) of investments	5	(23)	12	34	13
Net increase (decrease) in net assets
resulting from operations	11	440	15	34	28
Changes from principal transactions:
Premiums	—	197	—	—	—
Death benefits	—	(75)	(1)	—	—
Surrenders & withdrawals	(6)	(459)	(12)	(49)	(35)
Contract charges	(1)	(50)	(1)	(2)	—
Cost of insurance & administrative charges	—	(1)	—	—	—
Transfers between subaccounts (including
fixed account), net	(3)	51	1	(6)	1
Increase (decrease) in net assets
derived from principal transactions	(10)	(337)	(13)	(57)	(34)
Total increase (decrease) in net assets	1	103	2	(23)	(6)
Net assets at December 31, 2024	107	6,158	212	311	286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	154	(1)	—	1
Total realized gain (loss) on investments
and capital gains distributions	14	533	16	17	33
Net unrealized appreciation
(depreciation) of investments	(5)	281	3	—	(7)
Net increase (decrease) in net assets
resulting from operations	8	968	18	17	27
Changes from principal transactions:
Premiums	—	135	—	—	—
Death benefits	—	(9)	—	—	—
Surrenders & withdrawals	(6)	(1,025)	(84)	(38)	(99)
Contract charges	(1)	(47)	(1)	(2)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(2)	(81)	—	(2)	—
Increase (decrease) in net assets
derived from principal transactions	(9)	(1,027)	(85)	(42)	(99)
Total increase (decrease) in net assets	(1)	(59)	(67)	(25)	(72)
Net assets at December 31, 2025	$106	$6,099	$145	$286	$214

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net assets at January 1, 2024	$153	$139	$79	$102	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	6	2	—
Total realized gain (loss) on investments
and capital gains distributions	14	12	—	(1)	2
Net unrealized appreciation
(depreciation) of investments	10	6	(7)	—	(2)
Net increase (decrease) in net assets
resulting from operations	25	18	(1)	1	—
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	—	—	—	—
Surrenders & withdrawals	—	(24)	—	(4)	(9)
Contract charges	—	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	—	—	—	(2)	(1)
Increase (decrease) in net assets
derived from principal transactions	—	(24)	—	(6)	(10)
Total increase (decrease) in net assets	25	(6)	(1)	(5)	(10)
Net assets at December 31, 2024	178	133	78	97	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	3	1	—
Total realized gain (loss) on investments
and capital gains distributions	22	16	—	(2)	—
Net unrealized appreciation
(depreciation) of investments	3	—	3	6	—
Net increase (decrease) in net assets
resulting from operations	26	17	6	5	—
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	—	—	—	—
Surrenders & withdrawals	—	—	—	(36)	—
Contract charges	—	—	—	—	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	—	1	(1)	(6)	—
Increase (decrease) in net assets
derived from principal transactions	—	1	(1)	(42)	—
Total increase (decrease) in net assets	26	18	5	(37)	—
Net assets at December 31, 2025	$204	$151	$83	$60	$3
The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2024	$16	$16	$29,675	$4,296	$436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	871	(14)	7
Total realized gain (loss) on investments
and capital gains distributions	2	10	(711)	(79)	(12)
Net unrealized appreciation
(depreciation) of investments	(2)	(7)	180	537	28
Net increase (decrease) in net assets
resulting from operations	—	4	340	444	23
Changes from principal transactions:
Premiums	—	—	90	84	10
Death benefits	—	—	(497)	(185)	(18)
Surrenders & withdrawals	(10)	(1)	(3,265)	(565)	(12)
Contract charges	—	—	(207)	(32)	(4)
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	1	1	2,936	104	15
Increase (decrease) in net assets
derived from principal transactions	(9)	—	(944)	(594)	(9)
Total increase (decrease) in net assets	(9)	4	(604)	(150)	14
Net assets at December 31, 2024	7	20	29,071	4,146	450

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	857	113	17
Total realized gain (loss) on investments
and capital gains distributions	—	—	(1,040)	162	(13)
Net unrealized appreciation
(depreciation) of investments	1	(1)	1,832	76	46
Net increase (decrease) in net assets
resulting from operations	1	—	1,649	351	50
Changes from principal transactions:
Premiums	—	—	563	—	—
Death benefits	—	—	(728)	(172)	—
Surrenders & withdrawals	—	(2)	(4,001)	(461)	(29)
Contract charges	—	—	(195)	(29)	(4)
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	—	3	976	21	(32)
Increase (decrease) in net assets
derived from principal transactions	—	1	(3,386)	(641)	(65)
Total increase (decrease) in net assets	1	1	(1,737)	(290)	(15)
Net assets at December 31, 2025	$8	$21	$27,334	$3,856	$435

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Inflation Protected Bond Plus Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2024	$7,227	$2,917	$2,771	$29,253	$28,152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	226	143	50	(456)	(423)
Total realized gain (loss) on investments
and capital gains distributions	2	(91)	(146)	(3,157)	(1,252)
Net unrealized appreciation
(depreciation) of investments	—	108	107	12,287	10,317
Net increase (decrease) in net assets
resulting from operations	228	160	11	8,674	8,642
Changes from principal transactions:
Premiums	2	—	—	105	1
Death benefits	(193)	(71)	(53)	(510)	(314)
Surrenders & withdrawals	(1,430)	(305)	(558)	(5,137)	(2,938)
Contract charges	(38)	(21)	(25)	(204)	(180)
Cost of insurance & administrative charges	(1)	—	—	(2)	(2)
Transfers between subaccounts (including
fixed account), net	484	137	(219)	(1,055)	(1,507)
Increase (decrease) in net assets
derived from principal transactions	(1,176)	(260)	(855)	(6,803)	(4,940)
Total increase (decrease) in net assets	(948)	(100)	(844)	1,871	3,702
Net assets at December 31, 2024	6,279	2,817	1,927	31,124	31,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	121	(2)	(420)	(420)
Total realized gain (loss) on investments
and capital gains distributions	5	(80)	(201)	3,003	3,076
Net unrealized appreciation
(depreciation) of investments	—	133	213	1,075	1,278
Net increase (decrease) in net assets
resulting from operations	145	174	10	3,658	3,934
Changes from principal transactions:
Premiums	567	—	—	623	—
Death benefits	(122)	(50)	—	(1,046)	(900)
Surrenders & withdrawals	(1,539)	(511)	(92)	(4,417)	(3,397)
Contract charges	(29)	(19)	(1)	(179)	(172)
Cost of insurance & administrative charges	(1)	—	—	(1)	(2)
Transfers between subaccounts (including
fixed account), net	1,884	22	(1,844)	(645)	(190)
Increase (decrease) in net assets
derived from principal transactions	760	(558)	(1,937)	(5,665)	(4,661)
Total increase (decrease) in net assets	905	(384)	(1,927)	(2,007)	(727)
Net assets at December 31, 2025	$7,184	$2,433	$—	$29,117	$31,127

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Aggressive Portfolio - Adviser Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2024	$10,669	$79	$39,866	$4,227	$14,228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	2	193	58	185
Total realized gain (loss) on investments
and capital gains distributions	(132)	(4)	1,922	(88)	(79)
Net unrealized appreciation
(depreciation) of investments	1,671	5	2,695	182	759
Net increase (decrease) in net assets
resulting from operations	1,549	3	4,810	152	865
Changes from principal transactions:
Premiums	10	—	116	85	3
Death benefits	(122)	—	(944)	(389)	(1,366)
Surrenders & withdrawals	(1,699)	(68)	(4,250)	(382)	(1,115)
Contract charges	(72)	—	(345)	(33)	(114)
Cost of insurance & administrative charges	(1)	—	(4)	—	(2)
Transfers between subaccounts (including
fixed account), net	(201)	(1)	172	(54)	(12)
Increase (decrease) in net assets
derived from principal transactions	(2,085)	(69)	(5,255)	(773)	(2,606)
Total increase (decrease) in net assets	(536)	(66)	(445)	(621)	(1,741)
Net assets at December 31, 2024	10,133	13	39,421	3,606	12,487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	—	339	152	354
Total realized gain (loss) on investments
and capital gains distributions	2,138	—	7,675	297	204
Net unrealized appreciation
(depreciation) of investments	(1,697)	—	(3,185)	(174)	533
Net increase (decrease) in net assets
resulting from operations	431	—	4,829	275	1,091
Changes from principal transactions:
Premiums	—	—	58	—	25
Death benefits	—	—	(592)	(17)	(483)
Surrenders & withdrawals	(33)	—	(6,374)	(336)	(2,006)
Contract charges	(5)	—	(304)	(31)	(100)
Cost of insurance & administrative charges	—	—	(4)	—	(1)
Transfers between subaccounts (including
fixed account), net	(10,526)	(13)	(214)	285	(8)
Increase (decrease) in net assets
derived from principal transactions	(10,564)	(13)	(7,430)	(99)	(2,573)
Total increase (decrease) in net assets	(10,133)	(13)	(2,601)	176	(1,482)
Net assets at December 31, 2025	$—	$—	$36,820	$3,782	$11,005

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Retirement Moderately Aggressive Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2024	$25,369	$5,439	$1,155	$1,185	$1,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	(31)	17	13	(3)
Total realized gain (loss) on investments
and capital gains distributions	552	640	(15)	(29)	151
Net unrealized appreciation
(depreciation) of investments	1,798	540	(9)	58	57
Net increase (decrease) in net assets
resulting from operations	2,524	1,149	(7)	42	205
Changes from principal transactions:
Premiums	281	—	—	—	—
Death benefits	(281)	(47)	(33)	(8)	(34)
Surrenders & withdrawals	(3,718)	(963)	(160)	(332)	(92)
Contract charges	(207)	(40)	(7)	(6)	(9)
Cost of insurance & administrative charges	(3)	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(322)	111	39	34	(30)
Increase (decrease) in net assets
derived from principal transactions	(4,250)	(939)	(161)	(312)	(165)
Total increase (decrease) in net assets	(1,726)	210	(168)	(270)	40
Net assets at December 31, 2024	23,643	5,649	987	915	1,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	350	(16)	13	11	17
Total realized gain (loss) on investments
and capital gains distributions	3,305	716	(9)	(25)	229
Net unrealized appreciation
(depreciation) of investments	(1,012)	83	44	2	(60)
Net increase (decrease) in net assets
resulting from operations	2,643	783	48	(12)	186
Changes from principal transactions:
Premiums	15	14	—	—	—
Death benefits	(649)	(6)	—	(35)	—
Surrenders & withdrawals	(2,503)	(729)	(101)	(187)	(189)
Contract charges	(179)	(36)	(6)	(4)	(9)
Cost of insurance & administrative charges	(2)	—	—	—	—
Transfers between subaccounts (including
fixed account), net	11	(69)	25	46	(72)
Increase (decrease) in net assets
derived from principal transactions	(3,307)	(826)	(82)	(180)	(270)
Total increase (decrease) in net assets	(664)	(43)	(34)	(192)	(84)
Net assets at December 31, 2025	$22,979	$5,606	$953	$723	$1,465

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net assets at January 1, 2024	$3,997	$3,509	$25,931	$22	$53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(36)	248	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	(760)	277	359	(1)	30
Net unrealized appreciation
(depreciation) of investments	819	8	2,058	—	(25)
Net increase (decrease) in net assets
resulting from operations	39	249	2,665	—	4
Changes from principal transactions:
Premiums	11	—	123	—	—
Death benefits	(50)	(6)	(534)	—	—
Surrenders & withdrawals	(658)	(653)	(3,796)	(2)	(3)
Contract charges	(31)	(24)	(177)	—	—
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	(191)	41	83	(2)	1
Increase (decrease) in net assets
derived from principal transactions	(919)	(642)	(4,302)	(4)	(2)
Total increase (decrease) in net assets	(880)	(393)	(1,637)	(4)	2
Net assets at December 31, 2024	3,117	3,116	24,294	18	55

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(35)	138	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	532	800	3,352	(1)	—
Net unrealized appreciation
(depreciation) of investments	533	(787)	(1,111)	2	12
Net increase (decrease) in net assets
resulting from operations	1,043	(22)	2,379	2	11
Changes from principal transactions:
Premiums	20	36	615	—	—
Death benefits	(25)	(63)	(764)	—	—
Surrenders & withdrawals	(447)	(461)	(2,870)	(2)	(4)
Contract charges	(25)	(18)	(154)	—	—
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	(49)	62	(153)	(1)	—
Increase (decrease) in net assets
derived from principal transactions	(526)	(444)	(3,327)	(3)	(4)
Total increase (decrease) in net assets	517	(466)	(948)	(1)	7
Net assets at December 31, 2025	$3,634	$2,650	$23,346	$17	$62

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Global Insights Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2024	$3,109	$3,633	$542	$192	$17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	105	5	1	—
Total realized gain (loss) on investments
and capital gains distributions	1,426	(36)	(8)	(1)	—
Net unrealized appreciation
(depreciation) of investments	(1,179)	146	40	20	2
Net increase (decrease) in net assets
resulting from operations	204	215	37	20	2
Changes from principal transactions:
Premiums	17	22	—	—	—
Death benefits	(6)	(76)	—	—	—
Surrenders & withdrawals	(428)	(644)	(32)	(5)	(1)
Contract charges	(22)	(26)	(5)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(137)	59	1	—	(1)
Increase (decrease) in net assets
derived from principal transactions	(576)	(665)	(36)	(6)	(2)
Total increase (decrease) in net assets	(372)	(450)	1	14	—
Net assets at December 31, 2024	2,737	3,183	543	206	17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	(3)	20	3	—
Total realized gain (loss) on investments
and capital gains distributions	(355)	(20)	(33)	8	1
Net unrealized appreciation
(depreciation) of investments	964	118	46	20	2
Net increase (decrease) in net assets
resulting from operations	572	95	33	31	3
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	(15)	—	—	—	—
Surrenders & withdrawals	(351)	(70)	(41)	(6)	(1)
Contract charges	(19)	(1)	(3)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(23)	(3,207)	(532)	—	1
Increase (decrease) in net assets
derived from principal transactions	(408)	(3,278)	(576)	(7)	—
Total increase (decrease) in net assets	164	(3,183)	(543)	24	3
Net assets at December 31, 2025	$2,901	$—	$—	$230	$20

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2024	$—	$—	$58	$6,213	$131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	1	(13)	1
Total realized gain (loss) on investments
and capital gains distributions	—	1	(1)	77	3
Net unrealized appreciation
(depreciation) of investments	2	12	3	706	6
Net increase (decrease) in net assets
resulting from operations	2	12	3	770	10
Changes from principal transactions:
Premiums	—	—	—	53	—
Death benefits	—	—	—	(211)	(15)
Surrenders & withdrawals	(3)	(60)	(5)	(870)	(7)
Contract charges	—	(3)	—	(47)	(1)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between subaccounts (including
fixed account), net	96	741	—	(80)	(3)
Increase (decrease) in net assets
derived from principal transactions	93	678	(5)	(1,156)	(26)
Total increase (decrease) in net assets	95	690	(2)	(386)	(16)
Net assets at December 31, 2024	95	690	56	5,827	115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	12	(2)	62	—
Total realized gain (loss) on investments
and capital gains distributions	3	5	(2)	1,190	1
Net unrealized appreciation
(depreciation) of investments	5	31	25	(564)	3
Net increase (decrease) in net assets
resulting from operations	9	48	21	688	4
Changes from principal transactions:
Premiums	—	—	—	46	—
Death benefits	(15)	—	—	(238)	—
Surrenders & withdrawals	(8)	(69)	(35)	(996)	—
Contract charges	(1)	(6)	(2)	(41)	—
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between subaccounts (including
fixed account), net	—	(4)	531	22	(119)
Increase (decrease) in net assets
derived from principal transactions	(24)	(79)	494	(1,208)	(119)
Total increase (decrease) in net assets	(15)	(31)	515	(520)	(115)
Net assets at December 31, 2025	$80	$659	$571	$5,307	$—

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class 2	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2024	$1,732	$4,936	$3,815	$1,411	$1,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	76	67	(9)	(15)
Total realized gain (loss) on investments
and capital gains distributions	210	299	245	49	136
Net unrealized appreciation
(depreciation) of investments	(61)	89	51	130	178
Net increase (decrease) in net assets
resulting from operations	153	464	363	170	299
Changes from principal transactions:
Premiums	—	—	34	—	—
Death benefits	(22)	(193)	(158)	(20)	(58)
Surrenders & withdrawals	(352)	(775)	(357)	(111)	(93)
Contract charges	(13)	(26)	(30)	(8)	(9)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	10	14	(24)	(6)	(48)
Increase (decrease) in net assets
derived from principal transactions	(377)	(980)	(535)	(145)	(208)
Total increase (decrease) in net assets	(224)	(516)	(172)	25	91
Net assets at December 31, 2024	1,508	4,420	3,643	1,436	1,508

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	6	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	197	1,008	999	(15)	147
Net unrealized appreciation
(depreciation) of investments	(153)	(579)	(636)	65	(35)
Net increase (decrease) in net assets
resulting from operations	43	434	369	49	111
Changes from principal transactions:
Premiums	—	—	4	—	—
Death benefits	—	(152)	(71)	—	—
Surrenders & withdrawals	(31)	(661)	(183)	(2)	(3)
Contract charges	(1)	(23)	(28)	—	(1)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(1,519)	(18)	1	(1,483)	(1,615)
Increase (decrease) in net assets
derived from principal transactions	(1,551)	(854)	(277)	(1,485)	(1,619)
Total increase (decrease) in net assets	(1,508)	(420)	92	(1,436)	(1,508)
Net assets at December 31, 2025	$—	$4,000	$3,735	$—	$—

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2024	$17,423	$984	$6,032	$6,646	$2,399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(198)	(5)	(53)	66	(22)
Total realized gain (loss) on investments
and capital gains distributions	1,848	131	482	512	163
Net unrealized appreciation
(depreciation) of investments	1,934	86	798	131	386
Net increase (decrease) in net assets
resulting from operations	3,584	212	1,227	709	527
Changes from principal transactions:
Premiums	113	—	—	42	—
Death benefits	(270)	—	(41)	(439)	—
Surrenders & withdrawals	(1,659)	(58)	(1,176)	(1,072)	(187)
Contract charges	(118)	—	(40)	(53)	(16)
Cost of insurance & administrative charges	(1)	—	—	(1)	—
Transfers between subaccounts (including
fixed account), net	(109)	(1)	(140)	109	(20)
Increase (decrease) in net assets
derived from principal transactions	(2,044)	(59)	(1,397)	(1,414)	(223)
Total increase (decrease) in net assets	1,540	153	(170)	(705)	304
Net assets at December 31, 2024	18,963	1,137	5,862	5,941	2,703

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(273)	(12)	(70)	34	(112)
Total realized gain (loss) on investments
and capital gains distributions	307	80	91	1,132	1,567
Net unrealized appreciation
(depreciation) of investments	2,665	120	794	(227)	(268)
Net increase (decrease) in net assets
resulting from operations	2,699	188	815	939	1,187
Changes from principal transactions:
Premiums	44	—	4	574	2
Death benefits	(404)	—	(43)	(571)	(53)
Surrenders & withdrawals	(2,893)	(58)	(934)	(690)	(1,419)
Contract charges	(117)	—	(32)	(45)	(72)
Cost of insurance & administrative charges	(1)	—	—	(1)	(1)
Transfers between subaccounts (including
fixed account), net	(673)	—	(133)	(35)	10,237
Increase (decrease) in net assets
derived from principal transactions	(4,044)	(58)	(1,138)	(768)	8,694
Total increase (decrease) in net assets	(1,345)	130	(323)	171	9,881
Net assets at December 31, 2025	$17,618	$1,267	$5,539	$6,112	$12,584

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2024	$2,044	$1,863	$7,800	$2,925	$10,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(10)	78	32	(139)
Total realized gain (loss) on investments
and capital gains distributions	77	63	169	116	1,825
Net unrealized appreciation
(depreciation) of investments	195	65	(126)	(95)	1,409
Net increase (decrease) in net assets
resulting from operations	258	118	121	53	3,095
Changes from principal transactions:
Premiums	—	—	32	—	45
Death benefits	—	(2)	(122)	(15)	(224)
Surrenders & withdrawals	(206)	(136)	(789)	(349)	(2,202)
Contract charges	(14)	(11)	(55)	(19)	(83)
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	(5)	12	181	(155)	(221)
Increase (decrease) in net assets
derived from principal transactions	(225)	(137)	(754)	(538)	(2,685)
Total increase (decrease) in net assets	33	(19)	(633)	(485)	410
Net assets at December 31, 2024	2,077	1,844	7,167	2,440	11,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(45)	47	48	(147)
Total realized gain (loss) on investments
and capital gains distributions	958	270	462	332	1,968
Net unrealized appreciation
(depreciation) of investments	(682)	(18)	1,396	932	(246)
Net increase (decrease) in net assets
resulting from operations	164	207	1,905	1,312	1,575
Changes from principal transactions:
Premiums	28	1	23	1	—
Death benefits	(101)	(22)	(60)	(64)	(27)
Surrenders & withdrawals	(1,365)	(455)	(1,157)	(780)	(1,629)
Contract charges	(64)	(29)	(52)	(39)	(76)
Cost of insurance & administrative charges	(1)	—	(1)	—	—
Transfers between subaccounts (including
fixed account), net	11,540	3,323	(340)	2,950	(107)
Increase (decrease) in net assets
derived from principal transactions	10,037	2,818	(1,587)	2,068	(1,839)
Total increase (decrease) in net assets	10,201	3,025	318	3,380	(264)
Net assets at December 31, 2025	$12,278	$4,869	$7,485	$5,820	$11,058

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net assets at January 1, 2024	$8,948	$309	$13,107	$8,902	$3,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	3	63	(114)	(13)
Total realized gain (loss) on investments
and capital gains distributions	1,007	22	974	286	179
Net unrealized appreciation
(depreciation) of investments	1,137	15	566	1,440	195
Net increase (decrease) in net assets
resulting from operations	2,085	40	1,603	1,612	361
Changes from principal transactions:
Premiums	164	—	28	—	7
Death benefits	(89)	(17)	(296)	(132)	(79)
Surrenders & withdrawals	(1,433)	(29)	(2,082)	(1,017)	(522)
Contract charges	(63)	—	(81)	(65)	(25)
Cost of insurance & administrative charges	(1)	—	(1)	(1)	—
Transfers between subaccounts (including
fixed account), net	11	2	(188)	(187)	(8)
Increase (decrease) in net assets
derived from principal transactions	(1,411)	(44)	(2,620)	(1,402)	(627)
Total increase (decrease) in net assets	674	(4)	(1,017)	210	(266)
Net assets at December 31, 2024	9,622	305	12,090	9,112	2,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	18	493	(126)	(15)
Total realized gain (loss) on investments
and capital gains distributions	1,328	59	2,485	1,477	239
Net unrealized appreciation
(depreciation) of investments	95	(27)	(1,156)	(760)	(19)
Net increase (decrease) in net assets
resulting from operations	1,426	50	1,822	591	205
Changes from principal transactions:
Premiums	1	—	—	—	—
Death benefits	(39)	—	(63)	(26)	—
Surrenders & withdrawals	(1,596)	(1)	(1,201)	(912)	(439)
Contract charges	(61)	—	(73)	(61)	(20)
Cost of insurance & administrative charges	(1)	—	—	(1)	—
Transfers between subaccounts (including
fixed account), net	(2)	(1)	(34)	(36)	(68)
Increase (decrease) in net assets
derived from principal transactions	(1,698)	(2)	(1,371)	(1,036)	(527)
Total increase (decrease) in net assets	(272)	48	451	(445)	(322)
Net assets at December 31, 2025	$9,350	$353	$12,541	$8,667	$2,597

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2024	$5,402	$1,489	$3,595	$8,275	$279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	(7)	83	(118)	(1)
Total realized gain (loss) on investments
and capital gains distributions	338	6	(162)	(1,126)	(8)
Net unrealized appreciation
(depreciation) of investments	140	126	53	2,279	56
Net increase (decrease) in net assets
resulting from operations	452	125	(26)	1,035	47
Changes from principal transactions:
Premiums	—	7	22	14	—
Death benefits	(14)	(55)	(53)	(146)	—
Surrenders & withdrawals	(838)	(98)	(602)	(1,068)	(20)
Contract charges	(40)	(9)	(29)	(44)	(2)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between subaccounts (including
fixed account), net	79	(50)	576	(139)	(7)
Increase (decrease) in net assets
derived from principal transactions	(813)	(205)	(86)	(1,384)	(29)
Total increase (decrease) in net assets	(361)	(80)	(112)	(349)	18
Net assets at December 31, 2024	5,041	1,409	3,483	7,926	297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(1)	117	(8)	—
Total realized gain (loss) on investments
and capital gains distributions	466	101	(158)	2,899	10
Net unrealized appreciation
(depreciation) of investments	(6)	(46)	318	(2,396)	4
Net increase (decrease) in net assets
resulting from operations	449	54	277	495	14
Changes from principal transactions:
Premiums	41	—	15	—	—
Death benefits	(67)	—	(131)	—	—
Surrenders & withdrawals	(435)	(3)	(899)	(30)	—
Contract charges	(33)	(1)	(41)	(3)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between subaccounts (including
fixed account), net	(225)	(1,459)	2,295	(8,388)	(311)
Increase (decrease) in net assets
derived from principal transactions	(719)	(1,463)	1,239	(8,421)	(311)
Total increase (decrease) in net assets	(270)	(1,409)	1,516	(7,926)	(297)
Net assets at December 31, 2025	$4,771	$—	$4,999	$—	$—
The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

1.    ORGANIZATION
ReliaStar Life Insurance Company of New York Separate Account NY-B (the "Account") was established by a predecessor to ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Account is closed to new deposits and new policyholders. The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc., a holding company domiciled in the State of Delaware.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more subaccounts within the Account or an investment option in the Company's fixed account, as directed by the contract owners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

The Account has one reporting segment. The President of the Company is the chief operating decision maker ("CODM"). The CODM reviews the Net increase (decrease) in net assets resulting from operations as presented in the Statement of Operations and assesses year-over-year changes in evaluating operating performance and allocating resources. The measure of segment assets is reported on the Statement of Assets and Liabilities as Net assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Statement of Operations.

As of December 31, 2025, the Account had 58 subaccounts under Voya GoldenSelect, Voya Empire, Voya Simplicity, Voya Architect, and Voya Rollover Contracts, 12 of which invest in independently managed mutual funds and 46 of which invest in mutual fund portfolios managed by an affiliate, Voya Investments, LLC. The assets in each subaccount are invested in shares of a designated fund of various investment trusts (the "Trusts"). The subaccounts with asset balances at December 31, 2025 are as follows:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Voya Retirement Conservative Portfolio - Adviser Class
Invesco V.I. Main Street Small Cap Fund® - Series II	Voya Retirement Moderate Portfolio - Adviser Class
BlackRock Variable Series Funds, Inc.:	Voya Retirement Moderately Aggressive Portfolio - Adviser Class
BlackRock Global Allocation V.I. Fund - Class III	Voya U.S. Stock Index Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	VY® CBRE Global Real Estate Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	VY® CBRE Real Estate Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	VY® Invesco Growth and Income Portfolio - Service Class
Franklin Small Cap Value VIP Fund - Class 2	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Legg Mason Partners Variable Equity Trust:	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Franklin Multi-Asset Variable Growth Fund - Class I	Voya Partners, Inc.:
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Voya Global Bond Portfolio - Service Class
Legg Mason Partners Variable Income Trust:	Voya Global Insights Portfolio - Initial Class
Western Asset Core Plus VIT Portfolio - Class I	Voya Global Insights Portfolio - Service Class
PIMCO Variable Insurance Trust:	Voya Solution 2035 Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	Voya Solution 2045 Portfolio - Service Class
ProFunds:	Voya Solution Balanced Portfolio - Service Class
ProFund VP Bull	Voya Solution Conservative Portfolio - Service Class
ProFund VP Europe 30	Voya Solution Income Portfolio - Service Class
ProFund VP Rising Rates Opportunity	Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Intermediate Bond Portfolio:	VY® Invesco Equity and Income Portfolio - Service Class
Voya Intermediate Bond Portfolio - Class S	VY® Invesco Equity and Income Portfolio - Service Class 2
Voya Investors Trust:	Voya Variable Funds:
Voya Balanced Income Portfolio - Service Class	Voya Growth and Income Portfolio - Class A
Voya Global Perspectives® Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Voya Government Liquid Assets Portfolio - Service Class	Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Service Class	Voya Variable Portfolios, Inc.:
Voya Large Cap Growth Portfolio - Adviser Class	Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Large Cap Growth Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class S
Voya Retirement Aggressive Portfolio - Adviser Class	Voya Index Plus MidCap Portfolio - Class S
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Voya Variable Portfolios, Inc.: (continued)	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya International Index Portfolio - Class A	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya International Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S

The following subaccounts were closed to contract owners during 2025. These subaccounts are not included in the Statement of Assets and Liabilities or Financial Highlights Note.

Voya Investors Trust:	VY® Columbia Small Cap Value II Portfolio - Service Class
Voya Inflation Protected Bond Plus Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class	Voya Variable Portfolios, Inc.:
Voya Partners, Inc.:	Voya Small Company Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Variable Products Trust:
Voya Solution 2025 Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class S

The subaccount name changes made effective during 2025 are as follows:

Current Name	Former Name
Voya Investors Trust:	Voya Investors Trust:
Voya Retirement Aggressive Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderately Aggressive Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Investments are made in shares of a subaccount and are recorded at fair value, determined by the net asset value per share of the respective subaccount. Investment transactions in each subaccount are recorded on the trade date. Distributions of net investment income and capital gains from each subaccount are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the subaccount are generally determined using the specific identification method. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes
Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of RLNY, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Account.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Contract Owner Reserves
The annuity reserves of the Account are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the subaccounts. To the extent that benefits to be paid to the contract owners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions
Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the subaccounts, transfers between subaccounts, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY).

Subsequent Events
The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account's assets are recorded at fair value on the Statement of Assets and Liabilities and are categorized as Level 1 as of December 31, 2025 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2025. The Account had no liabilities as of December 31, 2025.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover RLNY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each subaccount of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges
A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges
An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges
For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges
For certain Contracts, an additional charge of up to 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by RLNY
Certain charges and fees for various types of Contracts may be waived by RLNY. RLNY reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    RELATED PARTY TRANSACTIONS
Management fees were paid to Voya Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The investment advisory agreements of the Trusts provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective fund.

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

6.    PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Main Street Small Cap Fund® - Series II	$10	$9
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	929	1,212
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	28	88
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	27	46
Legg Mason Partners Variable Equity Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	30	103
Franklin Multi-Asset Variable Growth Fund - Class I	26	3
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	19	2
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	3	1
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	1	42
ProFunds:
ProFund VP Bull	—	—
ProFund VP Europe 30	1	1
ProFund VP Rising Rates Opportunity	5	2
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	3,189	5,718
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	477	823
Voya Global Perspectives® Portfolio - Class A	25	73
Voya Government Liquid Assets Portfolio - Service Class	3,845	2,940
Voya High Yield Portfolio - Service Class	221	658
Voya Inflation Protected Bond Plus Portfolio - Service Class	3	1,942
Voya Large Cap Growth Portfolio - Adviser Class	5,807	7,719
Voya Large Cap Growth Portfolio - Service Class	3,787	5,210
Voya Large Cap Value Portfolio - Service Class	11	10,585
Voya Limited Maturity Bond Portfolio - Service Class	—	13
Voya Retirement Aggressive Portfolio - Adviser Class	9,254	8,049
Voya Retirement Conservative Portfolio - Adviser Class	942	493
Voya Retirement Moderate Portfolio - Adviser Class	1,225	2,769
Voya Retirement Moderately Aggressive Portfolio - Adviser Class	4,510	3,668
Voya U.S. Stock Index Portfolio - Service Class	696	958
VY® CBRE Global Real Estate Portfolio - Service Class	58	127
VY® CBRE Real Estate Portfolio - Service Class	76	244
VY® Invesco Growth and Income Portfolio - Service Class	347	332
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	895	684
VY® Morgan Stanley Global Franchise Portfolio - Service Class	1,060	601
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,110	5,039
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	1	3
Voya Global Insights Portfolio - Initial Class	4	5
Voya Global Insights Portfolio - Service Class	278	477
Voya International High Dividend Low Volatility Portfolio - Service Class	12	3,293
Voya Solution 2025 Portfolio - Service Class	53	580
Voya Solution 2035 Portfolio - Service Class	13	9
Voya Solution 2045 Portfolio - Service Class	1	1
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution Balanced Portfolio - Service Class	$4	$25
Voya Solution Conservative Portfolio - Service Class	19	85
Voya Solution Income Portfolio - Service Class	533	40
Voya Solution Moderately Aggressive Portfolio - Service Class	1,331	1,327
VY® American Century Small-Mid Cap Value Portfolio - Service Class	—	119
VY® Columbia Small Cap Value II Portfolio - Service Class	(1)	1,551
VY® Invesco Equity and Income Portfolio - Service Class	1,309	927
VY® Invesco Equity and Income Portfolio - Service Class 2	1,168	381
VY® JPMorgan Mid Cap Value Portfolio - Service Class	—	1,486
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	—	1,620
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,410	4,409
Voya Growth and Income Portfolio - Class I	91	74
Voya Growth and Income Portfolio - Class S	440	1,242
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	2,257	2,256
Voya Index Plus LargeCap Portfolio - Class S	11,891	2,032
Voya Index Plus MidCap Portfolio - Class S	12,616	1,794
Voya Index Plus SmallCap Portfolio - Class S	3,639	611
Voya International Index Portfolio - Class A	368	1,909
Voya International Index Portfolio - Class S	3,342	1,226
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,192	2,156
Voya Russell™ Large Cap Index Portfolio - Class S	519	1,989
Voya Russell™ Large Cap Value Index Portfolio - Class I	80	7
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,025	1,718
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,313	1,349
Voya Russell™ Mid Cap Index Portfolio - Class S	335	578
Voya Russell™ Small Cap Index Portfolio - Class S	601	831
Voya Small Company Portfolio - Class S	1	1,465
Voya U.S. Bond Index Portfolio - Class S	2,485	1,130
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	4	8,433
Voya SmallCap Opportunities Portfolio - Class S	—	311

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7.    CHANGES IN UNITS
The net changes in units outstanding follow:

	Year End December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Main Street Small Cap Fund® - Series II	—	223	(223)	—	305	(305)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	5,266	61,291	(56,025)	5,787	25,562	(19,775)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	31	2,277	(2,246)	76	429	(353)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	12	1,396	(1,384)	59	1,977	(1,918)
Legg Mason Partners Variable Equity Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	—	2,605	(2,605)	—	1,021	(1,021)
Franklin Multi-Asset Variable Growth Fund - Class I	—	8	(8)	—	5	(5)
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	19	12	7	9	664	(655)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	1	(1)	—	1	(1)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	—	2,691	(2,691)	—	407	(407)
ProFunds:
ProFund VP Bull	—	—	—	—	312	(312)
ProFund VP Europe 30	—	31	(31)	13	613	(600)
ProFund VP Rising Rates Opportunity	1,046	717	329	1,040	525	515
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	142,291	379,215	(236,924)	187,395	257,412	(70,017)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	5,680	36,085	(30,405)	9,465	39,489	(30,024)
Voya Global Perspectives® Portfolio - Class A	74	4,604	(4,530)	1,783	2,551	(768)
Voya Government Liquid Assets Portfolio - Service Class	324,016	224,832	99,184	273,077	383,172	(110,095)
Voya High Yield Portfolio - Service Class	2,559	24,870	(22,311)	15,830	27,141	(11,311)
Voya Inflation Protected Bond Plus Portfolio - Service Class	242	161,915	(161,673)	14,027	89,003	(74,976)
Voya Large Cap Growth Portfolio - Adviser Class	37,597	156,364	(118,767)	11,638	178,151	(166,513)
Voya Large Cap Growth Portfolio - Service Class	1,837	59,027	(57,190)	703	73,030	(72,327)
Voya Large Cap Value Portfolio - Service Class	331	318,043	(317,712)	3,846	72,450	(68,604)
Voya Limited Maturity Bond Portfolio - Service Class	—	561	(561)	—	2,980	(2,980)
Voya Retirement Aggressive Portfolio - Adviser Class	2,793	301,358	(298,565)	15,937	253,532	(237,595)
Voya Retirement Conservative Portfolio - Adviser Class	25,386	32,589	(7,203)	6,099	68,611	(62,512)
Voya Retirement Moderate Portfolio - Adviser Class	1,422	139,397	(137,975)	353	144,530	(144,177)
Voya Retirement Moderately Aggressive Portfolio - Adviser Class	1,073	144,172	(143,099)	14,715	215,925	(201,210)
Voya U.S. Stock Index Portfolio - Service Class	2,669	45,727	(43,058)	29,858	84,893	(55,035)
VY® CBRE Global Real Estate Portfolio - Service Class	1,937	7,174	(5,237)	4,324	14,699	(10,375)
VY® CBRE Real Estate Portfolio - Service Class	1,475	6,732	(5,257)	1,567	6,361	(4,794)
VY® Invesco Growth and Income Portfolio - Service Class	1,015	8,051	(7,036)	1,249	5,636	(4,387)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	3,739	24,247	(20,508)	12,243	51,290	(39,047)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	2,610	12,890	(10,280)	2,787	17,747	(14,960)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	28,842	97,787	(68,945)	11,412	111,249	(99,837)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	224	(224)	—	249	(249)
Voya Global Insights Portfolio - Initial Class	—	111	(111)	9	91	(82)
Voya Global Insights Portfolio - Service Class	635	10,530	(9,895)	1,140	16,761	(15,621)
Voya International High Dividend Low Volatility Portfolio - Service Class	717	226,679	(225,962)	10,828	57,627	(46,799)
Voya Solution 2025 Portfolio - Service Class	—	28,543	(28,543)	—	1,999	(1,999)
37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year End December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Solution 2035 Portfolio - Service Class	—	264	(264)	—	269	(269)
Voya Solution 2045 Portfolio - Service Class	—	37	(37)	—	56	(56)
Voya Solution Balanced Portfolio - Service Class	—	2,309	(2,309)	9,490	282	9,208
Voya Solution Conservative Portfolio - Service Class	—	7,215	(7,215)	74,021	6,506	67,515
Voya Solution Income Portfolio - Service Class	29,913	2,068	27,845	—	308	(308)
Voya Solution Moderately Aggressive Portfolio - Service Class	2,115	67,635	(65,520)	5,860	76,723	(70,863)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	—	3,172	(3,172)	41	734	(693)
VY® Columbia Small Cap Value II Portfolio - Service Class	—	54,220	(54,220)	1,085	15,237	(14,152)
VY® Invesco Equity and Income Portfolio - Service Class	326	28,666	(28,340)	914	35,576	(34,662)
VY® Invesco Equity and Income Portfolio - Service Class 2	2,775	17,502	(14,727)	4,657	34,419	(29,762)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	—	33,010	(33,010)	317	4,112	(3,795)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	—	31,005	(31,005)	196	4,802	(4,606)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,301	96,043	(93,742)	13,957	67,849	(53,892)
Voya Growth and Income Portfolio - Class I	—	1,287	(1,287)	—	1,633	(1,633)
Voya Growth and Income Portfolio - Class S	844	29,754	(28,910)	49	38,796	(38,747)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	77,209	120,955	(43,746)	15,011	104,176	(89,165)
Voya Index Plus LargeCap Portfolio - Class S	222,041	38,566	183,475	198	5,675	(5,477)
Voya Index Plus MidCap Portfolio - Class S	285,604	41,883	243,721	178	5,996	(5,818)
Voya Index Plus SmallCap Portfolio - Class S	98,571	16,249	82,322	565	4,693	(4,128)
Voya International Index Portfolio - Class A	14,183	118,792	(104,609)	28,870	84,799	(55,929)
Voya International Index Portfolio - Class S	247,133	77,617	169,516	5,280	47,367	(42,087)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,596	19,832	(18,236)	11,559	43,024	(31,465)
Voya Russell™ Large Cap Index Portfolio - Class S	3,316	39,141	(35,825)	11,332	40,424	(29,092)
Voya Russell™ Large Cap Value Index Portfolio - Class I	50	134	(84)	170	2,457	(2,287)
Voya Russell™ Large Cap Value Index Portfolio - Class S	4,143	43,010	(38,867)	13,805	89,492	(75,687)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,332	22,312	(18,980)	2,171	32,341	(30,170)
Voya Russell™ Mid Cap Index Portfolio - Class S	354	15,637	(15,283)	9,221	29,291	(20,070)
Voya Russell™ Small Cap Index Portfolio - Class S	1,554	26,909	(25,355)	8,947	39,181	(30,234)
Voya Small Company Portfolio - Class S	—	47,888	(47,888)	689	8,063	(7,374)
Voya U.S. Bond Index Portfolio - Class S	204,948	91,845	113,103	64,264	70,924	(6,660)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	134	193,834	(193,700)	1,522	38,118	(36,596)
Voya SmallCap Opportunities Portfolio - Class S	—	8,251	(8,251)	4	844	(840)

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8.    FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total returns for each of the five years in the period ended December 31, 2025 follows:

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. Main Street Small Cap Fund® - Series II
2025		3		$39.21		$106	0.00%		1.00%			7.48%
2024		3		$36.52		$107	0.00%		1.00%			11.27%
2023		3		$32.82		$106	0.92%		1.00%			16.67%
2022		4		$28.13		$112	0.00%		1.00%			-17.48%
2021		4		$33.85		$145	0.00%		1.00%			21.07%
BlackRock Global Allocation V.I. Fund - Class III
2025		299	$21.67	to	$19.10	$6,099	3.95%	1.15%	to	1.85%	18.29%	to	17.39%
2024		355	$18.34	to	$16.28	$6,158	1.46%	1.15%	to	1.85%	7.69%	to	6.89%
2023		375	$17.03	to	$15.23	$6,055	2.37%	1.15%	to	1.85%	11.16%	to	10.44%
2022		438	$15.32	to	$13.79	$6,374	0.00%	1.15%	to	1.85%	-17.05%	to	-17.72%
2021		497	$18.46	to	$16.75	$8,742	0.84%	1.15%	to	1.85%	5.19%	to	4.49%
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
2025		3	$45.65	to	$40.25	$145	0.56%	1.25%	to	1.85%	13.05%	to	12.40%
2024		6	$40.32	to	$35.76	$212	0.47%	1.25%	to	1.85%	7.32%	to	6.68%
2023		6	$37.57	to	$33.52	$210	0.48%	1.25%	to	1.85%	20.15%	to	19.42%
2022		7	$31.27	to	$28.07	$203	0.44%	1.25%	to	1.85%	-11.34%	to	-11.90%
2021		7	$34.79	to	$31.42	$249	0.37%	1.25%	to	1.85%	27.20%	to	26.44%
Franklin Small Cap Value VIP Fund - Class 2
2025		9	$33.30	to	$32.09	$286	1.01%	1.00%	to	1.20%	7.32%	to	7.11%
2024		10	$31.25	to	$30.17	$311	0.93%	1.00%	to	1.20%	10.62%	to	10.39%
2023		12	$28.25	to	$27.33	$334	0.60%	1.00%	to	1.20%	11.62%	to	11.37%
2022		13	$25.31	to	$24.54	$335	1.04%	1.00%	to	1.20%	-11.38%	to	-11.54%
2021		16	$28.43	to	$27.62	$437	1.12%	1.00%	to	1.20%	24.09%	to	23.91%
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
2025		5	$41.48	to	$39.70	$214	2.00%	1.25%	to	1.40%	11.45%	to	11.27%
2024		8	$37.25	to	$35.71	$286	2.42%	1.25%	to	1.40%	10.40%	to	10.25%
2023		9	$33.74	to	$32.39	$292	2.25%	1.25%	to	1.40%	13.18%	to	13.01%
2022		12	$29.81	to	$28.66	$331	2.11%	1.25%	to	1.40%	-15.24%	to	-15.36%
2021		13	$35.17	to	$33.87	$427	3.31%	1.25%	to	1.40%	10.08%	to	9.93%
Franklin Multi-Asset Variable Growth Fund - Class I
2025		4	$48.66	to	$46.57	$204	2.09%	1.25%	to	1.40%	15.20%	to	15.02%
2024		4	$42.28	to	$40.52	$178	1.81%	1.25%	to	1.40%	16.19%	to	16.00%
2023		4	$36.39	to	$34.93	$153	1.29%	1.25%	to	1.40%	18.07%	to	17.89%
2022		5	$30.82	to	$29.63	$156	2.92%	1.25%	to	1.40%	-16.23%	to	-16.35%
2021		5	$36.63	to	$35.27	$186	4.02%	1.25%	to	1.40%	19.20%	to	19.03%
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
2025		4	$43.82	to	$41.94	$151	2.11%	1.25%	to	1.40%	13.52%	to	13.35%
2024		4	$38.63	to	$37.03	$133	1.47%	1.25%	to	1.40%	14.02%	to	13.83%
2023		4	$33.88	to	$32.53	$139	1.33%	1.25%	to	1.40%	16.31%	to	16.18%
2022		6	$29.13	to	$28.00	$161	1.54%	1.25%	to	1.40%	-15.57%	to	-15.71%
2021		7	$34.44	to	$33.16	$228	4.13%	1.25%	to	1.40%	15.22%	to	15.02%
Western Asset Core Plus VIT Portfolio - Class I
2025		3	$29.42	to	$28.08	$83	4.97%	1.25%	to	1.40%	6.40%	to	6.24%
2024		3	$27.65	to	$26.43	$78	8.92%	1.25%	to	1.40%	-1.67%	to	-1.82%
2023		3	$28.12	to	$26.92	$79	2.93%	1.25%	to	1.40%	5.48%	to	5.32%
2022		5	$26.66	to	$25.56	$126	2.11%	1.25%	to	1.40%	-17.54%	to	-17.68%
2021		5	$32.61	to	$31.32	$158	2.39%	1.25%	to	1.40%	-3.21%	to	-3.33%

39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
PIMCO VIT Real Return Portfolio - Administrative Class
2025		4	$16.13	to	$15.54	$60	2.55%	1.00%	to	1.20%	6.61%	to	6.37%
2024		7	$15.11	to	$14.59	$97	3.02%	1.00%	to	1.20%	1.14%	to	0.90%
2023		7	$14.94	to	$14.46	$102	2.90%	1.00%	to	1.20%	2.61%	to	2.48%
2022		7	$14.56	to	$14.11	$105	6.72%	1.00%	to	1.20%	-12.24%	to	-12.41%
2021		8	$16.69	to	$16.21	$133	5.15%	1.00%	to	1.20%	4.51%	to	4.31%
ProFund VP Bull
2025		—	$45.18	to	$43.26	$3	0.00%	1.45%	to	1.65%	14.18%	to	13.93%
2024		—	$39.67	to	$38.06	$3	0.00%	1.45%	to	1.65%	20.72%	to	20.48%
2023		—	$32.86	to	$31.59	$13	0.00%	1.45%	to	1.65%	21.97%	to	21.69%
2022		—	$26.94	to	$25.01	$10	0.00%	1.45%	to	1.85%	-21.39%	to	-21.70%
2021		—	$34.06	to	$31.75	$13	0.00%	1.45%	to	1.85%	24.49%	to	24.02%
ProFund VP Europe 30
2025		—	$18.13	to	$20.99	$8	0.00%	1.25%	to	1.45%	27.59%	to	27.44%
2024		—	$14.17	to	$16.43	$7	0.00%	1.25%	to	1.45%	3.05%	to	2.82%
2023		1	$13.75	to	$15.98	$16	0.00%	1.25%	to	1.45%	16.03%	to	15.80%
2022		1	$11.85	to	$13.80	$15	0.00%	1.25%	to	1.45%	-10.36%	to	-10.51%
2021		1	$13.01	to	$15.18	$17	0.00%	1.25%	to	1.45%	22.97%	to	22.72%
ProFund VP Rising Rates Opportunity
2025		10	$2.00	to	$2.10	$21	4.88%	1.25%	to	1.65%	0.00%	to	-0.47%
2024		10	$1.99	to	$2.10	$20	5.56%	1.25%	to	1.65%	17.06%	to	16.67%
2023		9	$1.70	to	$1.80	$16	0.00%	1.25%	to	1.65%	0.59%	to	0.00%
2022		17	$1.69	to	$1.80	$29	0.00%	1.25%	to	1.65%	50.89%	to	50.00%
2021		18	$1.08	to	$1.11	$20	0.00%	1.25%	to	1.85%	-0.92%	to	-1.77%
Voya Intermediate Bond Portfolio - Class S
2025		1,890	$15.05	to	$12.96	$27,334	4.44%	1.00%	to	2.00%	6.36%	to	5.28%
2024		2,127	$14.14	to	$12.31	$29,071	4.36%	1.00%	to	2.00%	1.51%	to	0.49%
2023		2,197	$13.93	to	$12.25	$29,675	3.84%	1.00%	to	2.00%	5.93%	to	4.88%
2022		2,420	$13.15	to	$11.68	$30,942	2.43%	1.00%	to	2.00%	-15.00%	to	-15.85%
2021		2,704	$15.56	to	$13.97	$41,078	2.74%	1.00%	to	2.00%	-2.08%	to	-3.05%
Voya Balanced Income Portfolio - Service Class
2025		175	$11.44	to	$20.20	$3,856	4.37%	1.00%	to	2.00%	9.79%	to	8.66%
2024		206	$10.42	to	$18.59	$4,146	1.21%	1.00%	to	2.00%	3.37%	to	10.52%
2023		236	$18.29	to	$16.82	$4,296	2.80%	1.15%	to	2.00%	10.11%	to	9.15%
2022		267	$16.61	to	$15.41	$4,420	2.14%	1.15%	to	2.00%	-14.86%	to	-15.56%
2021		324	$19.53	to	$18.27	$6,339	2.28%	1.15%	to	2.00%	7.84%	to	6.90%
Voya Global Perspectives® Portfolio - Class A
2025		28	$15.98	to	$14.69	$435	5.20%	1.15%	to	1.85%	12.54%	to	11.80%
2024		32	$14.20	to	$13.14	$450	2.93%	1.15%	to	1.85%	5.73%	to	4.95%
2023		33	$13.43	to	$12.52	$436	6.42%	1.15%	to	1.85%	8.92%	to	8.12%
2022		36	$12.33	to	$11.58	$436	2.74%	1.15%	to	1.85%	-18.56%	to	-19.13%
2021		39	$15.16	to	$14.33	$586	3.13%	1.15%	to	1.85%	4.55%	to	3.77%
Voya Government Liquid Assets Portfolio - Service Class
2025		662	$10.45	to	$9.41	$7,184	3.54%	1.00%	to	1.85%	2.75%	to	2.06%
2024		563	$10.16	to	$9.22	$6,279	4.95%	1.00%	to	1.85%	3.67%	to	2.79%
2023		673	$9.80	to	$8.97	$7,227	4.49%	1.00%	to	1.85%	3.70%	to	2.75%
2022		795	$9.45	to	$8.73	$8,322	1.25%	1.00%	to	1.85%	0.32%	to	-0.46%
2021		925	$9.42	to	$8.77	$9,542	0.00%	1.00%	to	1.85%	-0.95%	to	-1.90%

40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya High Yield Portfolio - Service Class
2025		94	$24.55	to	$23.45	$2,433	6.06%	1.00%	to	1.85%	7.16%	to	6.25%
2024		117	$22.88	to	$22.04	$2,817	6.42%	1.00%	to	1.85%	6.22%	to	5.30%
2023		128	$21.54	to	$20.93	$2,917	6.36%	1.00%	to	1.85%	10.86%	to	9.93%
2022		139	$19.43	to	$18.51	$2,870	5.15%	1.00%	to	2.00%	-13.30%	to	-14.23%
2021		146	$22.43	to	$21.59	$3,495	5.21%	1.00%	to	2.00%	3.99%	to	2.91%
Voya Large Cap Growth Portfolio - Adviser Class
2025		564	$54.77	to	$47.67	$29,117	0.00%	1.00%	to	2.00%	13.42%	to	12.27%
2024		683	$48.26	to	$42.43	$31,124	0.00%	1.00%	to	2.00%	32.73%	to	31.36%
2023		849	$36.36	to	$32.30	$29,253	0.00%	1.00%	to	2.00%	35.72%	to	34.36%
2022		950	$26.79	to	$24.04	$24,225	0.00%	1.00%	to	2.00%	-31.68%	to	-32.36%
2021		1,141	$39.21	to	$35.54	$42,775	0.00%	1.00%	to	2.00%	17.71%	to	16.52%
Voya Large Cap Growth Portfolio - Service Class
2025		359	$78.15	to	$80.81	$31,127	0.00%	1.00%	to	2.00%	13.82%	to	12.66%
2024		416	$68.59	to	$71.65	$31,854	0.00%	1.00%	to	2.00%	33.21%	to	31.83%
2023		489	$51.49	to	$54.35	$28,152	0.00%	1.00%	to	2.00%	36.00%	to	34.66%
2022		541	$37.86	to	$40.36	$22,991	0.00%	1.00%	to	2.00%	-31.39%	to	-32.08%
2021		611	$55.16	to	$59.40	$38,048	0.00%	1.00%	to	2.00%	18.09%	to	16.88%
Voya Retirement Aggressive Portfolio - Adviser Class
2025		1,359	$28.55	to	$24.82	$36,820	2.33%	1.15%	to	2.00%	14.57%	to	13.54%
2024		1,657	$24.99	to	$21.91	$39,421	1.97%	1.15%	to	2.00%	13.23%	to	12.24%
2023		1,895	$22.07	to	$19.52	$39,866	1.44%	1.15%	to	2.00%	16.46%	to	15.43%
2022		2,117	$18.95	to	$16.91	$38,353	1.00%	1.15%	to	2.00%	-17.86%	to	-18.55%
2021		2,470	$23.01	to	$20.71	$54,532	1.69%	1.15%	to	2.00%	14.19%	to	13.23%
Voya Retirement Conservative Portfolio - Adviser Class
2025		278	$14.43	to	$12.86	$3,782	5.66%	1.15%	to	1.85%	7.93%	to	7.17%
2024		285	$13.37	to	$12.00	$3,606	2.94%	1.15%	to	1.85%	4.53%	to	3.72%
2023		348	$12.79	to	$11.57	$4,227	1.94%	1.15%	to	1.85%	7.48%	to	6.83%
2022		380	$11.90	to	$10.83	$4,312	2.01%	1.15%	to	1.85%	-14.70%	to	-15.32%
2021		455	$13.99	to	$12.83	$6,110	1.91%	1.15%	to	1.85%	3.48%	to	2.72%
Voya Retirement Moderate Portfolio - Adviser Class
2025		547	$21.20	to	$18.89	$11,005	4.47%	1.15%	to	1.85%	10.47%	to	9.63%
2024		685	$19.19	to	$17.23	$12,487	2.93%	1.15%	to	1.85%	6.55%	to	5.84%
2023		829	$18.01	to	$16.28	$14,228	1.68%	1.15%	to	1.85%	9.95%	to	9.19%
2022		969	$16.38	to	$14.91	$15,177	1.59%	1.15%	to	1.85%	-16.13%	to	-16.75%
2021		1,119	$19.53	to	$17.91	$20,922	1.84%	1.15%	to	1.85%	8.38%	to	7.63%
Voya Retirement Moderately Aggressive Portfolio - Adviser Class
2025		925	$26.20	to	$22.78	$22,979	2.97%	1.15%	to	2.00%	12.74%	to	11.78%
2024		1,068	$23.62	to	$20.40	$23,643	2.20%	1.05%	to	2.00%	11.78%	to	10.09%
2023		1,269	$20.95	to	$18.53	$25,369	1.42%	1.15%	to	2.00%	14.04%	to	13.06%
2022		1,490	$18.61	to	$16.39	$26,230	1.27%	1.05%	to	2.00%	-17.33%	to	-18.09%
2021		1,677	$22.47	to	$19.98	$35,793	1.76%	1.05%	to	2.00%	12.69%	to	11.62%
Voya U.S. Stock Index Portfolio - Service Class
2025		264	$21.97	to	$20.85	$5,606	1.21%	1.00%	to	1.85%	16.37%	to	15.32%
2024		307	$18.93	to	$18.12	$5,649	1.05%	1.00%	to	1.85%	23.16%	to	22.10%
2023		362	$15.37	to	$14.84	$5,439	1.22%	1.00%	to	1.85%	24.35%	to	23.26%
2022		392	$12.36	to	$12.04	$4,764	1.06%	1.00%	to	1.85%	-19.84%	to	-20.53%
2021		386	$15.32	to	$15.05	$5,844	0.81%	1.00%	to	1.85%	26.72%	to	25.63%

41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® CBRE Global Real Estate Portfolio - Service Class
2025		59	$14.81	to	$15.51	$953	2.78%	1.00%	to	2.00%	6.09%	to	5.01%
2024		65	$14.04	to	$14.86	$987	2.99%	1.00%	to	2.00%	-0.92%	to	-1.85%
2023		75	$14.17	to	$15.14	$1,155	1.76%	1.00%	to	2.00%	11.22%	to	10.03%
2022		80	$12.74	to	$13.76	$1,114	2.80%	1.00%	to	2.00%	-25.32%	to	-26.06%
2021		93	$17.19	to	$18.75	$1,745	2.70%	1.00%	to	2.00%	32.84%	to	31.49%
VY® CBRE Real Estate Portfolio - Service Class
2025		20	$43.55	to	$30.23	$723	2.69%	1.05%	to	2.00%	-0.11%	to	-1.05%
2024		25	$44.00	to	$30.84	$915	2.67%	1.05%	to	2.00%	3.21%	to	2.22%
2023		30	$42.63	to	$30.17	$1,185	2.39%	1.05%	to	2.00%	12.84%	to	11.78%
2022		33	$37.78	to	$26.99	$1,159	1.42%	1.05%	to	2.00%	-27.28%	to	-27.99%
2021		41	$52.40	to	$37.80	$1,939	1.78%	1.05%	to	2.00%	50.36%	to	48.94%
VY® Invesco Growth and Income Portfolio - Service Class
2025		33	$36.70	to	$38.09	$1,465	2.65%	1.15%	to	1.85%	14.12%	to	13.33%
2024		40	$32.19	to	$33.64	$1,549	1.31%	1.15%	to	1.85%	14.84%	to	14.00%
2023		45	$28.03	to	$29.51	$1,509	1.80%	1.15%	to	1.85%	11.01%	to	10.28%
2022		53	$25.25	to	$26.76	$1,604	1.24%	1.15%	to	1.85%	-7.95%	to	-8.64%
2021		59	$27.12	to	$28.96	$1,950	1.46%	1.15%	to	1.85%	27.44%	to	26.57%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2025		121	$16.17	to	$32.78	$3,634	0.74%	1.00%	to	1.85%	36.23%	to	35.06%
2024		142	$11.80	to	$23.42	$3,117	0.84%	1.00%	to	2.00%	0.85%	to	-0.13%
2023		181	$11.70	to	$23.45	$3,997	1.72%	1.00%	to	2.00%	5.50%	to	4.41%
2022		211	$11.09	to	$22.46	$4,474	0.00%	1.00%	to	2.00%	-27.28%	to	-27.97%
2021		269	$15.16	to	$31.01	$8,019	0.00%	1.00%	to	2.00%	-10.93%	to	-11.85%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2025		62	$48.68	to	$41.16	$2,650	0.38%	1.05%	to	1.85%	-0.31%	to	-1.11%
2024		72	$49.15	to	$40.65	$3,116	0.57%	1.05%	to	2.00%	7.53%	to	6.50%
2023		87	$45.71	to	$38.17	$3,509	0.50%	1.05%	to	2.00%	14.71%	to	13.60%
2022		93	$39.85	to	$33.60	$3,300	0.55%	1.05%	to	2.00%	-18.00%	to	-18.78%
2021		107	$48.87	to	$41.60	$4,652	0.61%	1.05%	to	2.00%	20.40%	to	19.23%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2025		457	$44.80	to	$48.18	$23,346	1.98%	1.00%	to	1.85%	11.06%	to	10.13%
2024		526	$40.40	to	$42.51	$24,294	2.43%	1.00%	to	2.00%	11.39%	to	10.24%
2023		626	$36.27	to	$38.56	$25,931	2.00%	1.00%	to	2.00%	17.42%	to	16.21%
2022		691	$30.89	to	$33.18	$24,633	1.15%	1.00%	to	2.00%	-12.99%	to	-13.84%
2021		785	$35.54	to	$38.55	$32,371	0.76%	1.00%	to	2.00%	17.22%	to	16.04%
Voya Global Bond Portfolio - Service Class
2025		1	$12.42	to	$11.97	$17	5.71%	1.00%	to	1.20%	7.63%	to	7.45%
2024		2	$11.56	to	$11.16	$18	5.00%	1.00%	to	1.20%	-2.20%	to	-2.45%
2023		2	$11.82	to	$11.44	$22	4.55%	1.00%	to	1.20%	4.88%	to	4.67%
2022		2	$11.27	to	$10.93	$22	3.85%	1.00%	to	1.20%	-18.92%	to	-19.04%
2021		2	$13.97	to	$13.57	$30	2.63%	1.00%	to	1.20%	-5.99%	to	-6.15%
Voya Global Insights Portfolio - Initial Class
2025		1	$50.81	to	$46.73	$62	0.00%	1.05%	to	1.45%	22.76%	to	22.27%
2024		1	$41.31	to	$38.14	$55	0.00%	1.05%	to	1.45%	8.17%	to	7.74%
2023		1	$38.19	to	$35.40	$53	0.00%	1.05%	to	1.45%	31.33%	to	30.77%
2022		1	$29.08	to	$27.07	$40	0.00%	1.05%	to	1.45%	-32.62%	to	-32.90%
2021		2	$43.18	to	$40.36	$65	0.00%	1.05%	to	1.45%	14.17%	to	13.72%

42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Global Insights Portfolio - Service Class
2025		63	$34.95	to	$42.88	$2,901	0.18%	1.00%	to	2.00%	22.59%	to	21.37%
2024		72	$28.44	to	$35.24	$2,737	0.00%	1.00%	to	2.00%	7.89%	to	6.79%
2023		88	$26.36	to	$33.00	$3,109	0.00%	1.00%	to	2.00%	31.08%	to	29.72%
2022		102	$20.11	to	$25.44	$2,763	0.00%	1.00%	to	2.00%	-32.74%	to	-33.40%
2021		127	$29.92	to	$38.22	$5,212	0.00%	1.00%	to	2.00%	13.98%	to	12.81%
Voya Solution 2035 Portfolio - Service Class
2025		9	$26.21	to	$25.25	$230	2.29%	1.00%	to	1.20%	15.01%	to	14.77%
2024		9	$22.81	to	$22.02	$206	1.51%	1.00%	to	1.20%	10.67%	to	10.43%
2023		10	$20.61	to	$19.94	$192	3.31%	1.00%	to	1.20%	16.51%	to	16.27%
2022		10	$17.69	to	$17.15	$170	4.11%	1.00%	to	1.20%	-19.63%	to	-19.78%
2021		10	$21.96	to	$21.34	$219	2.63%	1.00%	to	1.20%	12.90%	to	12.73%
Voya Solution 2045 Portfolio - Service Class
2025		1		$29.41		$20	0.00%		1.00%			18.07%
2024		1		$24.93		$17	0.00%		1.00%			13.11%
2023		1		$22.04		$17	6.25%		1.00%			18.94%
2022		1		$18.53		$15	5.71%		1.00%			-20.61%
2021		1		$23.26		$20	0.00%		1.00%			16.07%
Voya Solution Balanced Portfolio - Service Class
2025		7	$11.55	to	$11.51	$80	2.29%	1.00%	to	1.20%	11.70%	to	11.42%
2024	07/08/2024	9	$10.35	to	$10.34	$95	(d)	1.00%	to	1.20%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Conservative Portfolio - Service Class
2025		60	$10.94	to	$10.91	$659	2.82%	1.00%	to	1.20%	7.05%	to	6.86%
2024	07/08/2024	68	$10.22	to	$10.21	$690	(d)	1.00%	to	1.20%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Service Class
2025		31		$18.35		$571	0.32%		1.20%			9.62%
2024		3	$17.34	to	$16.74	$56	3.51%	1.00%	to	1.20%	5.15%	to	4.95%
2023		4	$16.49	to	$15.95	$58	3.45%	1.00%	to	1.20%	9.50%	to	9.25%
2022		4	$15.06	to	$14.60	$58	4.51%	1.00%	to	1.20%	-15.68%	to	-15.85%
2021		4	$17.90	to	$17.39	$75	3.55%	1.00%	to	1.20%	5.29%	to	5.14%
Voya Solution Moderately Aggressive Portfolio - Service Class
2025		272	$20.21	to	$18.48	$5,307	2.60%	1.15%	to	2.00%	13.48%	to	12.55%
2024		337	$17.83	to	$16.44	$5,827	1.31%	1.15%	to	2.00%	13.49%	to	12.53%
2023		408	$15.71	to	$14.61	$6,213	2.83%	1.15%	to	2.00%	17.33%	to	16.23%
2022		498	$13.39	to	$12.57	$6,502	3.12%	1.15%	to	2.00%	-20.11%	to	-20.74%
2021		575	$16.70	to	$15.81	$9,386	1.61%	1.15%	to	2.00%	15.81%	to	14.81%
VY® Invesco Equity and Income Portfolio - Service Class
2025		123	$29.87	to	$30.38	$4,000	1.59%	1.00%	to	1.85%	11.46%	to	10.47%
2024		152	$26.81	to	$27.51	$4,420	3.10%	1.00%	to	1.85%	10.60%	to	9.69%
2023		186	$24.24	to	$25.08	$4,936	1.88%	1.00%	to	1.85%	8.89%	to	7.92%
2022		220	$22.26	to	$23.24	$5,383	1.39%	1.00%	to	1.85%	-9.36%	to	-10.10%
2021		243	$24.40	to	$25.69	$6,545	1.16%	1.00%	to	1.85%	17.36%	to	16.35%
43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Invesco Equity and Income Portfolio - Service Class 2
2025		183	$21.18	to	$19.47	$3,735	1.63%	1.15%	to	1.85%	11.12%	to	10.37%
2024		198	$19.07	to	$17.65	$3,643	3.30%	1.15%	to	1.85%	10.23%	to	9.49%
2023		228	$17.30	to	$16.12	$3,815	1.84%	1.15%	to	1.85%	8.60%	to	7.75%
2022		259	$15.93	to	$14.96	$4,008	1.25%	1.15%	to	1.85%	-9.59%	to	-10.15%
2021		301	$17.51	to	$16.55	$5,148	1.06%	1.15%	to	1.85%	17.05%	to	16.22%
Voya Growth and Income Portfolio - Class A
2025		374	$50.62	to	$44.51	$17,618	0.00%	1.00%	to	1.85%	16.69%	to	15.70%
2024		468	$43.45	to	$37.72	$18,963	0.45%	1.00%	to	2.00%	22.12%	to	20.86%
2023		522	$35.58	to	$31.21	$17,423	0.63%	1.00%	to	2.00%	25.50%	to	24.29%
2022		625	$28.35	to	$25.11	$16,705	0.62%	1.00%	to	2.00%	-16.10%	to	-16.96%
2021		747	$33.72	to	$30.18	$23,880	0.57%	1.00%	to	2.00%	27.10%	to	25.85%
Voya Growth and Income Portfolio - Class I
2025		27	$47.47	to	$46.18	$1,267	0.33%	1.25%	to	1.40%	16.89%	to	16.73%
2024		28	$40.67	to	$39.62	$1,137	0.85%	1.25%	to	1.40%	22.32%	to	22.13%
2023		30	$33.25	to	$32.44	$984	1.01%	1.25%	to	1.40%	25.80%	to	25.59%
2022		38	$26.43	to	$25.83	$988	1.09%	1.25%	to	1.40%	-15.96%	to	-16.08%
2021		39	$31.38	to	$30.71	$1,211	1.09%	1.25%	to	1.40%	27.41%	to	27.16%
Voya Growth and Income Portfolio - Class S
2025		125	$51.37	to	$40.62	$5,539	0.11%	1.00%	to	1.85%	16.94%	to	15.96%
2024		154	$43.99	to	$34.18	$5,862	0.61%	1.00%	to	2.00%	22.33%	to	21.08%
2023		192	$35.96	to	$28.23	$6,032	0.84%	1.00%	to	2.00%	25.78%	to	24.53%
2022		223	$28.59	to	$22.67	$5,570	0.83%	1.00%	to	2.00%	-15.96%	to	-16.78%
2021		247	$33.96	to	$27.20	$7,383	0.78%	1.00%	to	2.00%	27.43%	to	26.16%
Voya Global High Dividend Low Volatility Portfolio - Class S
2025		317	$21.12	to	$17.60	$6,112	2.06%	1.00%	to	2.00%	17.86%	to	16.63%
2024		361	$17.97	to	$15.13	$5,941	2.65%	1.00%	to	2.00%	11.61%	to	10.44%
2023		450	$16.10	to	$13.70	$6,646	2.62%	1.00%	to	2.00%	5.37%	to	4.26%
2022		523	$15.28	to	$13.14	$7,392	2.35%	1.00%	to	2.00%	-5.85%	to	-6.74%
2021		593	$16.27	to	$14.13	$8,962	2.35%	1.00%	to	2.00%	19.37%	to	18.24%
Voya Index Plus LargeCap Portfolio - Class S
2025		243	$47.59	to	$50.40	$12,584	0.81%	1.00%	to	1.85%	13.93%	to	12.98%
2024		60	$41.84	to	$44.69	$2,703	0.63%	1.00%	to	1.85%	23.68%	to	22.61%
2023		65	$33.83	to	$36.45	$2,399	0.70%	1.00%	to	1.85%	24.47%	to	23.39%
2022		74	$27.18	to	$29.54	$2,202	0.51%	1.00%	to	1.85%	-20.46%	to	-21.12%
2021		78	$34.00	to	$37.26	$2,908	0.82%	1.00%	to	1.85%	27.68%	to	26.56%
Voya Index Plus MidCap Portfolio - Class S
2025		297	$35.47	to	$40.16	$12,278	0.74%	1.00%	to	1.85%	7.00%	to	6.05%
2024		53	$33.20	to	$37.92	$2,077	0.83%	1.00%	to	1.85%	13.78%	to	12.79%
2023		59	$29.18	to	$33.62	$2,044	0.81%	1.00%	to	1.85%	16.02%	to	15.02%
2022		63	$25.15	to	$29.23	$1,902	0.50%	1.00%	to	1.85%	-15.46%	to	-16.17%
2021		79	$29.72	to	$34.83	$2,853	0.70%	1.00%	to	1.85%	26.20%	to	25.11%
Voya Index Plus SmallCap Portfolio - Class S
2025		136	$30.92	to	$34.57	$4,869	0.60%	1.00%	to	1.85%	7.44%	to	6.53%
2024		54	$28.89	to	$32.57	$1,844	0.97%	1.00%	to	1.85%	7.32%	to	6.37%
2023		58	$26.92	to	$30.62	$1,863	0.77%	1.00%	to	1.85%	16.74%	to	15.72%
2022		64	$23.06	to	$26.46	$1,787	0.57%	1.00%	to	1.85%	-15.93%	to	-16.64%
2021		72	$27.15	to	$31.42	$2,390	0.53%	1.00%	to	1.85%	26.81%	to	25.78%

44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya International Index Portfolio - Class A
2025		448	$17.51	to	$15.52	$7,485	2.14%	1.00%	to	2.00%	29.42%	to	28.16%
2024		553	$13.58	to	$12.16	$7,167	2.50%	1.00%	to	2.00%	1.57%	to	0.58%
2023		609	$13.37	to	$12.09	$7,800	4.58%	1.00%	to	2.00%	15.96%	to	14.81%
2022		727	$11.53	to	$10.53	$8,057	2.80%	1.00%	to	2.00%	-16.08%	to	-16.96%
2021		858	$13.71	to	$12.65	$11,348	1.73%	1.00%	to	2.00%	9.33%	to	8.21%
Voya International Index Portfolio - Class S
2025		362	$31.09	to	$14.67	$5,820	3.20%	1.00%	to	1.85%	29.54%	to	28.46%
2024		192	$24.07	to	$11.17	$2,440	2.72%	1.00%	to	2.00%	1.69%	to	0.72%
2023		235	$23.67	to	$11.09	$2,925	4.83%	1.00%	to	2.00%	16.37%	to	15.16%
2022		255	$20.34	to	$9.63	$2,743	1.01%	1.00%	to	2.00%	-15.92%	to	-16.77%
2021		47	$24.13	to	$11.79	$632	1.91%	1.00%	to	1.85%	9.48%	to	8.56%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2025		96	$124.45	to	$107.76	$11,058	0.08%	1.00%	to	1.85%	16.94%	to	15.95%
2024		114	$106.69	to	$90.96	$11,322	0.22%	1.00%	to	2.00%	32.93%	to	31.58%
2023		145	$80.26	to	$69.13	$10,912	0.27%	1.00%	to	2.00%	44.20%	to	42.74%
2022		174	$55.66	to	$48.43	$9,070	0.11%	1.00%	to	2.00%	-31.65%	to	-32.33%
2021		226	$80.56	to	$70.81	$17,234	0.31%	1.00%	to	2.00%	29.06%	to	27.75%
Voya Russell™ Large Cap Index Portfolio - Class S
2025		171	$56.39	to	$48.84	$9,350	1.44%	1.05%	to	1.85%	17.50%	to	16.56%
2024		207	$48.09	to	$41.98	$9,622	0.86%	1.05%	to	1.85%	25.30%	to	24.27%
2023		236	$38.38	to	$33.78	$8,948	1.00%	1.05%	to	1.85%	27.72%	to	26.71%
2022		309	$30.05	to	$26.66	$9,128	0.54%	1.05%	to	1.85%	-21.77%	to	-22.41%
2021		354	$38.08	to	$34.07	$13,202	0.91%	1.05%	to	1.85%	25.80%	to	24.80%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2025		15	$23.29	to	$22.92	$353	6.69%	1.25%	to	1.40%	16.62%	to	16.40%
2024		15	$19.99	to	$19.71	$305	2.28%	1.25%	to	1.40%	13.52%	to	13.41%
2023		18	$17.61	to	$17.38	$309	2.02%	1.25%	to	1.40%	8.91%	to	8.69%
2022		18	$16.17	to	$15.99	$286	1.34%	1.25%	to	1.40%	-7.18%	to	-7.30%
2021		18	$17.32	to	$17.16	$309	2.08%	1.25%	to	1.40%	21.46%	to	21.27%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2025		318	$23.30	to	$45.17	$12,541	5.37%	1.00%	to	1.85%	16.68%	to	15.64%
2024		357	$19.99	to	$39.11	$12,090	1.91%	1.00%	to	1.85%	13.52%	to	12.55%
2023		433	$17.61	to	$34.75	$13,107	1.92%	1.00%	to	1.85%	8.84%	to	7.95%
2022		501	$16.18	to	$32.19	$14,169	1.06%	1.00%	to	1.85%	-7.17%	to	-7.95%
2021		507	$17.33	to	$34.78	$15,237	1.97%	1.00%	to	1.85%	21.53%	to	20.47%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2025		154	$17.31	to	$61.79	$8,667	0.01%	1.00%	to	1.85%	6.39%	to	5.53%
2024		173	$16.18	to	$58.25	$9,112	0.16%	1.00%	to	1.85%	20.12%	to	19.02%
2023		203	$13.47	to	$48.94	$8,902	0.20%	1.00%	to	1.85%	23.69%	to	22.72%
2022		224	$10.89	to	$39.05	$7,944	0.00%	1.00%	to	2.00%	-27.16%	to	-27.90%
2021		256	$15.10	to	$54.70	$12,748	0.02%	1.00%	to	2.00%	10.87%	to	9.77%
Voya Russell™ Mid Cap Index Portfolio - Class S
2025		70	$39.91	to	$34.56	$2,597	0.87%	1.05%	to	1.85%	8.87%	to	8.00%
2024		86	$36.69	to	$32.03	$2,919	1.08%	1.05%	to	1.85%	13.35%	to	12.43%
2023		106	$32.37	to	$28.49	$3,185	1.50%	1.05%	to	1.85%	15.28%	to	14.37%
2022		128	$28.08	to	$24.91	$3,352	0.62%	1.05%	to	1.85%	-18.40%	to	-19.07%
2021		125	$34.51	to	$30.87	$4,038	0.85%	1.05%	to	1.85%	20.54%	to	19.56%

45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Small Cap Index Portfolio - Class S
2025		153	$33.72	to	$29.20	$4,771	1.18%	1.05%	to	1.85%	10.81%	to	9.94%
2024		178	$30.41	to	$25.88	$5,041	0.98%	1.05%	to	2.00%	9.66%	to	8.65%
2023		209	$27.73	to	$23.82	$5,402	1.65%	1.05%	to	2.00%	15.16%	to	14.03%
2022		239	$24.08	to	$20.89	$5,397	0.45%	1.05%	to	2.00%	-22.67%	to	-23.40%
2021		271	$30.77	to	$26.95	$7,844	0.49%	1.05%	to	2.00%	12.83%	to	11.78%
Voya U.S. Bond Index Portfolio - Class S
2025		426	$12.64	to	$10.56	$4,999	4.46%	1.00%	to	2.00%	5.86%	to	4.76%
2024		313	$11.94	to	$10.08	$3,483	3.79%	1.00%	to	2.00%	-0.33%	to	-1.37%
2023		320	$11.98	to	$10.22	$3,595	3.66%	1.00%	to	2.00%	3.72%	to	2.71%
2022		298	$11.55	to	$9.95	$3,240	1.91%	1.00%	to	2.00%	-13.61%	to	-14.45%
2021		314	$13.47	to	$11.72	$4,001	1.83%	1.00%	to	2.00%	-3.09%	to	-4.09%

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statement of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(d)	As subaccount had no investments until 2024, this data is not meaningful and therefore not presented.

46

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company of New York

Opinion

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

April 1, 2026

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets – Statutory Basis

	December 31
	2025	2024
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$1,039,779	$1,076,681
Bonds - securities loaned and pledged	61,377	50,938
Preferred stocks	22,893	5,078
Common stocks	1,436	2,247
Mortgage loans	89,737	102,600
Contract loans	55,183	56,865
Securities lending collateral	46,159	39,115
Derivatives	114	865
Other invested assets	16,366	4,823
Cash and short term investments	82,077	117,797
Total cash and invested assets	1,415,122	1,457,009
Deferred and uncollected premiums	(2,209)	(2,699)
Accrued investment income	11,954	11,242
Reinsurance balances recoverable	33,712	32,213
Federal income tax recoverable	1,475	1,973
Net deferred tax asset	7,715	7,741
Other assets	591	441
Separate account assets	451,318	461,567
Total admitted assets	$1,919,679	$1,969,487

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets – Statutory Basis

	December 31
	2025	2024
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$820,553	$844,539
Accident and health reserves	35,899	36,174
Deposit type contracts	33,986	38,740
Policyholders’ funds	142	138
Dividends payable	1,302	1,273
Policy and contract claims	39,047	44,579
Total policy and contract liabilities	930,929	965,443

Interest maintenance reserve	1,304	2,135
Accounts payable and accrued expenses	1,019	664
Reinsurance balances	21,046	6,538
Indebtedness to related parties	7,842	9,247
Asset valuation reserve	10,531	11,593
Net transfers to separate accounts due or accrued	148	184
Derivatives	592	29
Payable for securities lending	46,159	39,115
Dividend payable	—	24,000
Payable for securities	24,975	2,001
Other liabilities	15,779	20,309
Separate account liabilities	451,318	461,567
Total liabilities	1,511,643	1,542,825

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	176,399	195,025
Total capital and surplus	408,036	426,662
Total liabilities and capital and surplus	$1,919,679	$1,969,487

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$126,831	$138,553	$141,193
Considerations for supplementary contracts with life contingencies	1,445	610	2,380
Net investment income	70,734	70,768	71,358
Amortization of interest maintenance reserve	(1,932)	(1,232)	(662)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	(26,732)	(41,006)	(32,384)
Other revenue	10,749	11,474	11,766
Total premiums and other revenues	181,095	179,167	193,651
Benefits paid or provided:
Death benefits	56,378	59,392	64,023
Annuity benefits	4,549	4,700	6,298
Surrender benefits and withdrawals	41,323	48,493	29,744
Interest and adjustments on contract or deposit-type contract funds	689	(610)	1,322
Accident and health benefits	68,776	94,925	75,067
Other benefits	5,054	3,043	3,489
Decrease in life, annuity and accident and health reserves	(24,261)	(34,848)	(69,444)
Net transfers from separate accounts	(61,125)	(66,418)	(55,508)
Total benefits paid or provided	91,383	108,677	54,991
Insurance expenses and other deductions:
Commissions	5,981	6,943	7,572
General expenses	18,070	15,633	16,505
Insurance taxes, licenses and fees	6,023	6,354	5,740
Other (additions) deductions	(147)	723	522
Total insurance expenses and other deductions	29,927	29,653	30,339
Gains from operations before policyholder dividends, federal income taxes and net realized capital loss	59,785	40,837	108,321
Dividends to policyholders	1,320	1,277	1,139
Gains from operations before federal income taxes and net realized capital loss	58,465	39,560	107,182
Federal income tax expense	13,089	5,344	9,563
Gains from operations before net realized capital loss	45,376	34,216	97,619
Net realized capital loss	(1,245)	(935)	(1,309)
Net income	$44,131	$33,281	$96,310

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,756	$2,756	$2,756

Paid in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus:
Balance at beginning of year	195,025	224,428	173,668
Net income	44,131	33,281	96,310
Change in net unrealized capital gains (losses)	1,183	(13)	(1,219)
Change in nonadmitted assets	(5,443)	(1,963)	4,957
Change in reserve on account of change in valuation basis	—	—	501
Change in liability for reinsurance in unauthorized companies	(17)	(2)	(58)
Change in asset valuation reserve	1,062	(4,499)	(2,953)
Change in net deferred income tax	4,846	1,126	(9,690)
Dividends to stockholder	(42,000)	(45,000)	(24,000)
Amortization of gain on reinsurance	(22,388)	(12,333)	(12,993)
Tax on change in valuation basis	—	—	(95)
Balance at end of year	176,399	195,025	224,428
Total capital and surplus	$408,036	$426,662	$456,065

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows – Statutory Basis

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$128,008	$140,613	$142,479
Net investment income received	67,935	70,549	70,108
Commissions and expenses paid	(29,237)	(30,878)	(31,491)
Benefits paid	(224,998)	(264,645)	(217,818)
Net transfers from separate accounts	61,089	66,509	55,742
Dividends paid to policyholders	(1,294)	(1,280)	(1,096)
Federal income taxes paid	(11,481)	(6,302)	(13,781)
Miscellaneous income	16,570	17,387	15,974
Net cash provided by (used in) operations	6,592	(8,047)	20,117

Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	169,183	235,079	351,034
Stocks	3,589	20	600
Mortgage loans	12,863	6,282	13,727
Other invested assets	1,740	296	417
Net (loss) gain on cash and short term investments	(91)	3	(1)
Miscellaneous proceeds	23,968	6,734	12,672
Total investment proceeds	211,252	248,414	378,449

Cost of investments acquired:
Bonds	170,820	152,761	311,099
Stocks	4,321	1,300	—
Mortgage loans	—	—	16,500
Other invested assets	1,915	—	—
Miscellaneous applications	7,044	971	2,679
Total cost of investments acquired	184,100	155,032	330,278
Net decrease in contract loans	1,667	4,996	2,948
Net cash provided by investment activities	28,819	98,378	51,119

Financing and Miscellaneous Activities
Other cash (applied) provided:
Net withdrawals on deposit type contracts	(4,754)	(8,026)	(6,042)
Dividends paid to stockholder	(66,000)	(45,000)	—
Other cash applied	(377)	(14,165)	(18,914)
Net cash used in financing and miscellaneous activities	(71,131)	(67,191)	(24,956)
Net (decrease) increase in cash and short term investments	(35,720)	23,140	46,280
Cash and short term investments:
Beginning of year	117,797	94,657	48,377
End of year	$82,077	$117,797	$94,657

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Principles-Based Bond Definition	$24,958	$—	$—
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), an insurance company domiciled in Minnesota. ReliaStar is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1 2025, the NAIC adopted revisions to NAIC Accounting Practices and procedures Manual, ("NAIC SAP") Statutory Accounting Principle No. 26, Bonds ("SSAP No. 26"), and SSAP No. 43, Assets-Backed Securities ("SSAP No. 43") to reflect accounting and reporting guidance under Principles Based Bond Definition ("PBBD") for qualified investments. As a result of these adoptions, investments qualified as issuer credit obligation ("ICO") are reported under SSAP No. 26; investment qualified as asset-backed security ("ABS") are reported under SSAP No. 43.

Effective January 1 2025, the NAIC adopted revisions SSAP No. 21, Other Admitted Assets ("SSAP No. 21") to reflect accounting and reporting guidance for investments that do not meet the requirements of PBBD, and for residual tranches or interests/loss positions.

The aggregate book adjusted carrying value for all securities reclassified off Schedule D-1 is ICO's of $24.0 and ABS' of $0.9. The measurement basis for the transferred securities did not change. There is no change to the Company's net income or capital and surplus.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On August 13, 2023, with an effective date of September 30, 2023, the NAIC adopted Interpretation of the Statutory Accounting Principles (E) Working Group Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”) to provide temporary relief resulting from the nonadmit of the net realized losses deferred to the interest maintenance reserve ("IMR").

On August 11, 2025, this interpretation was extended one year until December 31, 2026, with modifications to provide clarity and establish an additional current-period admittance limit. Admittance is optional and subject to strict limits, including capital and surplus thresholds, risk‑based capital requirements, and exclusions for certain derivative losses. Reporting entities that admit net negative IMR must reflect the amounts in reserving or asset adequacy testing, complete specified disclosures, and reconcile admitted IMR to amounts used in PBR and cash flow testing. The interpretation is a limited‑time exception and is scheduled to be automatically nullified on January 1, 2027.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services ("NYDFS"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds, non-bond debt securities and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

written down to fair value. The interest related OTTI is deferred through the IMR and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in asset-backed securities ("ABS"), non-bond securities backed by other loans, including residential mortgage backed securities ("RMBS")/ collateralized mortgage obligations, collateralized debt obligations, and commercial mortgage backed securities ("CMBS"). Asset-backed securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur.For asset-backed securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations. Included within fixed maturities are loan-backed securities, RMBS, CMBS and ABS. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as part of other assets and would be admitted to the extent that the amount is less than 10% of the Company's adjusted general account capital and surplus and the asset sales were not the result of liquidity pressures.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Short-term investments are reported at amortized cost which approximates fair value.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Cash, cash equivalents and short-term investments are stated at fair value.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. Deferred acquisition costs and value of business acquired is amortized on a constant level basis over the expected term of the related contracts.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are recognized as revenue when received. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, actuarially determined reserves are calculated to meet future obligations. This includes estimates of unpaid claims and claims that have been incurred but have not been reported as of the balance sheet date. Reserves for long-duration traditional life insurance contracts and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Reserves for payout contracts with life contingencies are equal to the present value of future payments. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed IMR, non operating systems software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Policyholder Dividends: Policyholder dividends are recognized when declared.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26.

Asset-backed securities and non-bond securities backed by other loans are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of asset-backed securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheet. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at the lower of amortized cost or fair value using the effective interest method or the practical expedient method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the specific identification method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

Gains and losses for effective hedges are reported in the same section where cash flows of the hedged item are reported (required by SSAP No. 86, paragraph 15). Economic hedges (those not receiving effective hedge accounting) are based on the nature of the instrument.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Total return swaps: The Company uses total return swaps as a hedge of interest related risks within various Legacy Annuity products. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic performance of assets or a market index and a fixed or variable funding multiplied by reference to an agreed upon notional amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 9.25% for 2025.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $8.6 and $8.8 for any surrender value promised in excess of the legally computed reserves at December 31, 2025 and 2024, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the NYDFS, is $1.7 billion and $1.7 billion at December 31, 2025 and 2024, respectively. The amount of premium deficiency reserves for life policies on which gross premiums are less than the net premiums is $29.3 and $26.5 at December 31, 2025 and 2024, respectively.

The liability carried for premium deficiency reserves for accident and health policies was $7.6 and $7.6 at December 31, 2025 and 2024, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 4% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2025	2024
	(In Thousands)
Deferred federal income taxes	$42,904	$38,347
Receivables from parents, subsidiaries and affiliates	887	2
Deferred and uncollected premiums	36	58
Reinsurance recoverable	149	29
Other	88	185
Total nonadmitted assets	$44,064	$38,621

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2025. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2025.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads. Furthermore, NYDFS adopted an amendment to NY Regulation 213 ("NY Reg 213") effective January 1, 2020 which requires an additional floor reserve for NY entities. Since adoption, the NY Reg 213 reserve was higher than the VM-21 reserves; therefore, the Company recorded the amounts equal to the NY Reg 213 reserves.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of Financial Services ("Superintendent") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of Financial Services.

The NYDFS superintendent approved a permitted accounting practice that allows the Company to hold reserves computed in accordance with VM-A and VM-C for individual term life policies that convert into universal life policies, instead of Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") reserves as required by the valuation manual. As of December 31, 2025, there were 109 such policies with total face amount of $22.5 and reserves of $0.5. As of December 31, 2024, there were 102 such policies with total face amount of $22.2 and reserves of $0.3. The Reserves disclosure is affected by this permitted practice.

Other than the permitted practice above, Company did not have any prescribed or permitted practices as of December 31, 2025 or 2024.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Debt Securities

The cost or amortized cost and fair value of bonds are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2025
ICO:
U.S. Government Obligations (Exempt from RBC)	$45,297	$19	$6,201	$39,115
Other U.S. Government Obligations (Not Exempt from RBC)	764	16	—	780
Non-U.S. Sovereign Jurisdiction Securities	22,041	574	1,931	20,684
Project Finance Bonds Issued by Operating Entities	42,473	909	2,477	40,905
Corporate Bonds	608,215	22,189	50,085	580,319
Single Entity Backed Obligation	5,670	299	114	5,855
Bonds Issued by Funds Representing Operating Entities	6,273	211	1,308	5,176
Bank Loans – Issued	682	4	—	686
Bank Loans – Acquired	3,155	18	64	3,109
Other Issuer Credit Obligations	2,400	69	71	2,398
Total ICO's	$736,970	$24,307	$62,249	$699,027

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
ABS:	(In Thousands)
Financial Asset-Backed Securities – Self-Liquidating
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	$1,966	$—	$176	$1,790
Agency Commercial Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	16,219	—	3,594	12,626
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt from RBC)	6,196	14	400	5,810
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt from RBC)	2,669	—	215	2,454
Non-Agency Residential Mortgage-Backed Securities	75,642	488	8,453	67,678
Non-Agency Commercial Mortgage-Backed Securities	122,480	131	13,164	109,447
Non-Agency – CLOs/CBOs/CDOs	84,342	701	49	84,995
Other Financial Asset-Backed Securities – Self-Liquidating	24,985	195	1,749	23,431
Non-Financial Asset-Backed Securities – Practical Expedient
Lease-Backed Securities – Practical Expedient	187	—	6	181
Other Non-Financial Asset-Backed Securities – Practical Expedient	18,798	464	457	18,806
Non-Financial Asset-Backed Securities – Full Analysis
Lease-Backed Securities – Full Analysis	250	1	—	251
Other Non-Financial Asset-Backed Securities – Full Analysis	10,452	99	358	10,193
Total ABS's	364,187	2,093	28,621	337,661
Total - long-term bonds (ICOs and ABSs)	$1,101,157	$26,400	$90,870	$1,036,688

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2024
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$40,892	$5	$6,069	$34,828
Foreign other (par value - $228,340)	219,527	5,104	17,419	207,212
Foreign government (par value - $14,360)	12,605	111	1,866	10,850
Corporate securities	449,744	10,177	50,158	409,763
Residential mortgage backed securities	85,446	109	11,681	73,874
Commercial mortgage backed securities	179,466	217	24,063	155,620
Other asset backed securities	139,939	1,639	3,588	137,990
Total bonds	1,127,619	17,362	114,844	1,030,137
Preferred stocks	4,953	133	265	4,821
Common stocks	2,889	451	1,093	2,247
Total equity securities	7,842	584	1,358	7,068
Total	$1,135,461	$17,946	$116,202	$1,037,205

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

December 31
2025
(In Thousands)
Cost or amortized cost - ICO	$736,970
Cost or amortized cost - ABS	364,187
Carrying value	$1,101,157

December 31
2024
(In Thousands)
Bonds	$1,127,619
Adjustment for below investment grade bonds	—
Carrying value	$1,127,619

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2025
Fair value - ICO	$411,623	$3,859	$283,545	$699,027
Fair value - ABS	140,931	7,817	188,914	337,662
Unrealized loss - ICO	2,388	878	58,984	62,249
Unrealized loss - ABS	15	45	28,559	28,620

At December 31, 2024
Fair value	$77,126	$2,499	$538,736	$618,361
Unrealized loss	3,111	325	111,408	114,844

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of investments in bonds and non-bond debt securities at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity: ICO - SSAP No. 26 & 2
Due in 1 year or less	$45,505	$45,467
Due after 1 year through 5 years	75,208	76,717
Due after 5 years through 10 years	135,042	140,011
Due after 10 years through 20 years	303,459	281,545
Over 20 years	252,125	229,658
Total ICO	$811,339	$773,398
Maturity: ABS - SSAP No. 43
Due in 1 year or less	$393	$358
Due after 1 year through 5 years	4,919	4,911
Due after 5 years through 10 years	34,592	34,550
Due after 10 years through 20 years	138,172	133,457
Over 20 years	186,112	164,385
Total ABS	$364,188	$337,661
Maturity: Non-Bond Debt Securities - SSAP No. 21
Due in 1 year or less	$—	$—
Due after 1 year through 5 years	—	—
Due after 5 years through 10 years	—	—
Due after 10 years through 20 years	3,146	2718
Over 20 years	11,105	10,872
Total Non-Bond Debt Securities	$14,252	$13,590

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans originated before 2009 to customers with better credit profiles (vis-à-vis subprime borrowers) but lack some element(s), such as documentation to substantiate income; residential mortgage loans originated before 2009 to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities originated before 2009 backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of December 31, 2025, 2024, and 2023, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2025
Asset-backed securities	$10,505	$10,662	$10,482	$—
Total	$10,505	$10,662	$10,482	$—

December 31, 2024
Residential mortgage-backed securities	$232	$223	$208	$2
Structured securities	93	94	102	—
Total	$325	$317	$310	$2

December 31, 2023
Residential mortgage-backed securities	$247	$241	$227	$—
Structured securities	109	112	121	—
Total	$356	$353	$348	$—

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2025, 2024 or 2023.

The following table shows prepayment penalty and acceleration fees at December 31, 2025 and 2024:

General Account
(In Thousands)
2025
Number of CUSIPs	9
Aggregate Amount of Investment Income	$68

2024
Number of CUSIPs	8
Aggregate Amount of Investment Income	$211

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows 5GI Securities as of December 31, 2025 and 2024:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	2025	2024	2025	2024	2025	2024
			(In Thousands)
ICO - AC	—	1	$—	$276	$—	$176
ABS - AC	—	—	—	—	—	—
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—
Total	—	1	$—	$276	$—	$176

AC - Amortized Cost FV- Fair Value

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

No mortgage loans were initiated in 2025.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2025 and 2024.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2025 and 2024:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2025
Recorded investment (all)
Current	$—	$—	$—	$—	$89,737	$—	$89,737
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2024
Recorded investment (all)
Current	$—	$—	$—	$—	$102,600	$—	$102,600
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2025 and 2024.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2025 and 2024:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2025
Average recorded investment	$—	$—	$—	$—	$3,305	$—	$3,305
Interest income recognized	—	—	—	—	130	—	130
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	143	—	143

December 31, 2024
Average recorded investment	$—	$—	$—	$—	$3,934	$—	$3,934
Interest income recognized	—	—	—	—	154	—	154
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	156	—	156

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2025 and 2024.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2025 and 2024.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2025	2024	2023
	(In Thousands)
Realized capital losses	$(5,118)	$(4,152)	$(5,705)
Amount transferred to IMR (net of related taxes of $(734) in 2025, $(726) in 2024, and $(969) in 2023)	2,762	2,732	3,645
Federal income tax benefit	1,110	485	751
Net realized capital loss	$(1,245)	$(935)	$(1,309)

Realized capital losses include losses of $3.1, $1.0 and $0.0 related to securities that have experienced an other-than-temporary decline in value during 2025, 2024 and 2023, respectively.

Proceeds and gross gains and losses from sales and maturities of bonds captured in SSAP No. 2, SSAP No. 26 and SSAP No. 43, and non-bond debt securities captured in SSAP No. 21 as of December 31, 2025:

		Sales			Maturities
Investments		Proceeds	Realized Gains	Realized Losses	Proceeds	Realized Gains	Realized Losses
		(In Thousands)
Bonds	SSAP No. 2	$264,300	$—	$91	$24,000	$—	$—
	SSAP No. 26	68,893	1,407	1,411	37,559	25	126
	SSAP No. 43	9,711	81	896	97,744	11	1

Non-Bond Debt Securities	SSAP No. 21	—	—	—	1,500	—	—
	Total	$342,904	$1,488	$2,398	$160,803	$36	$127

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $145.9 and $274.5 in 2024 and 2023, respectively. Gross gains of $3.5 and $3.8 and gross losses of $6.5 and $8.3 during 2024 and 2023, respectively, were realized on those sales. A portion of the gains and losses realized in 2025, 2024 and 2023 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with asset‑backed securities subject to SSAP No. 43 and non-bond debt securities subject to SSAP No. 21 during 2025 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$503	$253	$—	$250
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$503	$253	$—	$250

Total		$253	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with asset‑backed securities subject to SSAP No. 43 during 2024 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$251	$182	$—	$69
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$251	$182	$—	$69

Third quarter:
Aggregate intent to sell	$81	$11	$—	$69
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$81	$11	$—	$69

Fourth quarter:
Aggregate intent to sell	$1,262	$242	$—	$1,020
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$1,262	$242	$—	$1,020

Total		$435	$—
The Company did not have any OTTI recognized in accordance with asset‑backed securities subject to SSAP No. 43, during 2023 due to intent to sell or inability or lack of intent to hold to recovery.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all impaired debt securities subject to SSAP No. 21 and bonds subject to SSAP No. 26 and SSAP No. 43 for which an OTTI has not been recognized in earnings as a realized loss. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2025
	SSAP No. 26 - ICO	SSAP No. 43 - ABS	SSAP No. 21 - Non-Bond Debt Securities	SSAP No. 21 - Residuals under Allowable Earned Yield Method	Total - Impaired Debt Securities
	(In Thousands)
a. Aggregate amount of unrealized losses:
1. Less than 12 Months	$3,266	$61	$7	$—	$3,333
2. 12 Months or Longer	58,984	28,559	932	—	88,475
Total	$62,250	$28,620	$939	$—	$91,808
b. The aggregate related fair value of securities with unrealized losses:
1. Less than 12 Months	$48,478	$13,319	$1,908	$—	$63,706
2. 12 Months or Longer	283,545	188,913	6,004	—	478,463
Total	$332,023	$202,232	$7,912	$—	$542,169

During 2025, the Company had an impairment on holdings where the market value was less than 90% of book value, and it was determined that the value was not recoverable. The fair value of the investment is based upon the Company's overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairment in 2025 is follows:

Description	Amount of Impairment
(In Thousands)
POMONA CAPITAL V LP	$10
Total	$10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Income:
Bonds	$57,069	$59,352	$61,007
Mortgage loans	3,982	4,332	4,250
Contract loans	4,139	4,316	4,420
Short-term investments	3,135	2,381	596
Other	4,038	2,117	2,914
Total investment income	72,363	72,498	73,188
Investment expenses	(1,629)	(1,730)	(1,830)
Net investment income	$70,734	$70,768	$71,358

The gross, nonadmitted, and admitted amounts for interest income due and accrued as of year-end are as follows:

Accrued Interest Income	2025	2024
	(In Thousands)
Gross	$11,426	$11,272
Nonadmitted	—	30
Admitted	$11,426	$11,242

All investment income due and accrued with amounts that are over 90 days past due was excluded from surplus with the exception of mortgage loans in process of foreclosure in accordance with SSAP No. 37, Mortgage Loans.

The Company had minimal deferred interest as of December 31, 2025 and no deferred interest as of December 31, 2024.

The cumulative amount of paid-in-kind interest included in the current principal balance is $0.7 and $0.8 respectively for the year ended December 31, 2025 and December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sold or repledged. As of December 31, 2025 and 2024, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $13.8 and $10.3, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $57.6 and $47.5 at December 31, 2025 and 2024, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2025 and 2024 are shown below:

	At December 31, 2025	At December 31, 2024
	(In Thousands)
Open	$—	$—
30 days or less	25,632	13,659
31 to 60 days	4,593	11,392
61 to 90 days	—	2,242
Greater than 90 days	15,934	11,823
Securities received	—	—
Total collateral received	$46,159	$39,116

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2025 and 2024 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2025
Open	$—	$—
30 days or less	25,632	25,632
31 to 60 days	4,593	4,593
61 to 90 days	—	—
91 to 120 days	4,187	4,188
121 to 180 days	6,297	6,301
181 to 365 days	5,450	5,453
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$46,159	$46,167

At December 31, 2024
Open	$—	$—
30 days or less	13,659	13,659
31 to 60 days	11,392	11,393
61 to 90 days	2,242	2,243
91 to 120 days	6,582	6,583
121 to 180 days	1,236	1,237
181 to 365 days	4,001	4,009
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	3	3
Securities received	—	—
Total collateral reinvested	$39,115	$39,127

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts held as collateral for transactions that extend beyond one year at December 31, 2025 and 2024 are shown below:

Description of Collateral	2025	2024
	(In Thousands)
GEWMC_06-1 - USD	$—	$3
Total Collateral Extending beyond one year	$—	$3

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2025:

	Gross (Admitted & Nonadmitted) Restricted
	General Account	Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$61,377	$—	$—	$61,377	$50,938	$10,439	$—	$61,377	4.1%	4.2%
On deposit with states	4,705	—	—	4,705	3,716	989	—	4,705	0.3	0.3
Assets held under modco reinsurance agreements	—	432,412	—	432,412	—	432,412	—	432,412	28.6	29.4
Total restricted assets	$66,082	$432,412	$—	$498,494	$54,654	$443,840	$—	$498,494	33.0%	33.9%

The following table shows assets pledged as collateral or restricted at December 31, 2024:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	$50,938	$—	$—	$—	$50,938	$45,211	$5,727	$—	$50,938	2.5%	2.6%
On deposit with states	3,716	—	—	—	3,716	3,760	(44)	—	3,716	0.2	0.2
Total restricted assets	$54,654	$—	$—	$—	$54,654	$48,971	$5,683	$—	$54,654	2.7%	2.8%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Collateral Received and Assets Held under Modco/Funds Withheld (FWH) Reinsurance Agreements Reflected as Assets Within the Reporting Entity's Financial Statements

Assets	Book/Adjusted Carrying Value (BACV) Collateral ***	Book/Adjusted Carrying Value (BACV) Modco ****	Book/Adjusted Carrying Value (BACV) FWH *****	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
General Account
Cash, Cash Equivalents and Short-Term Investments	$384	$—	$—	$384	$—	$—	0.03%	0.03%
Schedule DL, Part 1	46,159	—	—	46,166	—	—	3.05	3.14
Total Assets	$46,542	$—	$—	$46,550	$—	$—	3.08%	3.17%

Separate Account:
Schedule D, Part 2, section 2	$—	$432,412	$—	$—	$432,412	$—	95.81%	95.81%
Total Assets	$—	$432,412	$—	$—	$432,412	$—	95.81%	95.81%

	Book/Adjusted Carrying Value (BACV)	Related Party Code
Assets	FWH Including Modco	1	2	3	4	5	6
(including Modco)
Separate Account:
Schedule D, Part 2, section 2	$432,412	$—	$—	$57,893	$—	$—	$374,519
Total Assets	$432,412	$—	$—	$57,893	$—	$—	$374,519

		Amount	% of Liability to Total Liabilities*
Recognized Obligation to Return Collateral Asset (General Account)		$46,542	4.39%
Recognized Obligation to Return Collateral Asset (Separate Account)		$—	—%
Recognized Obligation for Modco assets (General Account)		$—	—%
Recognized Obligation for Modco assets (Separate Account)		$338,085	74.91%
Recognized Obligation for FWH (excluding Modco) assets (General Account)		$—	—%
Recognized Obligation for FWH (excluding Modco) assets (Separate Account)		$—	—%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2024:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$1,084	$1,084	0.07%	0.07%
Reinvested collateral assets owned	$39,115	$39,127	2.53%	2.59%
Total collateral assets	$40,199	$40,211	2.60%	2.66%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

			Amount	% of Liability to Total Liabilities*
			(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*			$40,199	3.72%
Recognized Obligation to Return Collateral Asset (Separate Account)**			$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and /or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2025, the Company's investments which experienced troubled debt restructuring consisted of one commercial mortgage loan with a total carrying value of $3.0. As of December 31, 2024, the Company held one commercial mortgage loan with a carrying value of $3.6. The Company has no realized losses related to these investments in 2025, 2024, and 2023.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2025	As of December 31, 2024
Collateral Type:	(In Thousands)
Cash
Held - OTC Contracts	$384	$1,084
Pledged - Cleared Contracts	—	—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2025 and 2024:

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2025
Derivative contracts:
Foreign exchange contracts	$12,938	$(479)	$(93)
Interest rate contracts	—	—	—
Total derivatives	$12,938	$(479)	$(93)

December 31, 2024
Derivative contracts:
Foreign exchange contracts	$16,546	$836	$1,329
Interest rate contracts	—	—	—
Total derivatives	$16,546	$836	$1,329

The Company does not have any derivative contracts with financing premiums.

The Company does not have any derivative with excluded components.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $44.4 and $47.7 and an aggregate fair value of $39.1 and $39.2 at December 31, 2025 and 2024, respectively. Those holdings amounted to 3.7% and 4.2% of the Company’s investments in bonds at December 31, 2025 and 2024, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $16.9 and $16.7 with an aggregate fair value of $17.8 and $16.8 at December 31, 2025 and 2024, respectively. The carrying value of these holdings amounted to 1.4% and 1.5% of the Company’s investment in bonds at December 31, 2025 and 2024, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitor these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2025		2024
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Loan-to-Value
0% - 50%	$73,749	82.2%	$86,384	84.2%
50% - 60%	15,988	17.8	16,216	15.8
Total	$89,737	100.0%	$102,600	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$69,006	76.9%	$77,416	75.5%
1.25x to 1.5x	19,035	21.2	22,174	21.6
1.0x to 1.25x	1,696	1.9	3,010	2.9
Total	$89,737	100.0%	$102,600	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2025		As of December 31, 2024
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$29,755	33.2%	$33,254	32.4%
Hotel/Motel	2,971	3.3	3,638	3.5
Industrial	12,869	14.3	13,351	13.0
Office	10,220	11.4	10,564	10.3
Other	—	—	5,098	5.0
Retail	33,922	37.8	36,695	35.8
Total	$89,737	100.0%	$102,600	100.0%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2025		As of December 31, 2024
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$43,040	48.0%	$44,982	43.9%
South Atlantic	16,530	18.4	22,597	22.0
East North Central	3,946	4.4	4,133	4.0
Mountain	26,221	29.2	28,572	27.8
West North Central	—	—	2,316	2.3
Total	$89,737	100.0%	$102,600	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2025	2024
	(In Thousands)
2023	$15,988	$16,216
2020	5,080	5,256
2019 and prior	68,670	81,128
Total	$89,737	$102,600

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2025 and 2024, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2025	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$39	$—	$—	$39	—%
At fair value	—	—	396,563	396,563	63.0
Total with market value adjustment or at fair value	39	—	396,563	396,602	63.0%
At book value without adjustment (minimal or no charge or adjustment)	89,497	—	—	89,497	14.2
Not subject to discretionary withdrawal	143,794	—	78	143,872	22.8
Total gross individual annuities reserves	233,330	—	396,641	629,971	100.0%
Less reinsurance ceded	151,415	—	—	151,415
Total net individual annuities reserves	$81,915	$—	$396,641	$478,556
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$—	$—	$—	$—	—%
Not subject to discretionary withdrawal	1,277	—	—	1,277	100.0
Total gross group annuities reserves	1,277	—	—	1,277	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,277	$—	$—	$1,277
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$29,505	$—	$—	$29,505	76.1%
Not subject to discretionary withdrawal	9,244	—	—	9,244	23.9
Total gross deposit-type annuity reserves	38,749	—	—	38,749	100.0%
Less reinsurance ceded	4,763	—	—	4,763
Total net deposit-type contract reserves	$33,986	$—	$—	$33,986
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2024	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$105	$—	$—	$105	—%
At fair value	—	—	410,888	410,888	62.6
Total with market value adjustment or at fair value	105	—	410,888	410,993	62.6%
At book value without adjustment (minimal or no charge or adjustment)	99,821	—	—	99,821	15.2
Not subject to discretionary withdrawal	145,608	—	78	145,686	22.2
Total gross individual annuities reserves	245,534	—	410,966	656,500	100.0%
Less reinsurance ceded	158,869	—	—	158,869
Total net individual annuities reserves	$86,665	$—	$410,966	$497,631
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2024	(In Thousands)
Group Annuities:
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$—	$—	$—	$—	—%
Not subject to discretionary withdrawal	1,466	—	—	1,466	100.0
Total gross group annuities reserves	1,466	—	—	1,466	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,466	$—	$—	$1,466
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	$33,238	$—	$—	$33,238	76.8%
Not subject to discretionary withdrawal	10,025	—	—	10,025	23.2
Total gross deposit-type annuity reserves	43,263	—	—	43,263	100.0%
Less reinsurance ceded	4,523	—	—	4,523
Total net deposit-type contract reserves	$38,740	$—	$—	$38,740
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2025 and 2024, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2025
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$36,276	$138,834
Universal Life	548,768	508,699	552,928
Universal Life with Secondary Guarantees	136,240	127,809	554,424
Indexed Universal Life	29,185	26,926	26,403
Indexed Universal Life with Secondary Guarantees	7,691	7,475	15,501
Other Permanent Cash Value Life Insurance	89,056	187,761	209,103
Variable Life	2,396	2,396	2,396
Variable Universal Life	4,093	4,089	3,891
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	811,180
Accidental Death Benefits	XXX	XXX	42
Disability- Active Lives	XXX	XXX	4,365
Disability- Disabled Lives	XXX	XXX	13,124
Miscellaneous Reserves	XXX	XXX	323,753
Total gross life insurance reserves	817,431	901,432	2,655,944
Less reinsurance ceded	417,038	451,293	1,918,584
Total net general account life insurance reserves	$400,393	$450,138	$737,360

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$19,378	$19,378	$19,378
Variable Universal Life	35,390	35,378	35,448
Total gross life insurance reserves	54,768	54,757	54,826
Total net separate account with nonguaranteed life insurance reserves	$54,768	$54,757	$54,826

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2024
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$36,824	$131,255
Universal Life	573,599	537,332	582,636
Universal Life with Secondary Guarantees	138,870	128,061	554,343
Indexed Universal Life	26,917	24,091	24,185
Indexed Universal Life with Secondary Guarantees	7,061	6,624	14,253
Other Permanent Cash Value Life Insurance	93,719	194,626	217,745
Variable Life	2,560	2,560	2,560
Variable Universal Life	3,910	3,905	3,678
Not subject to discretionary withdrawal:
Term Policies without Cash Value	XXX	XXX	860,230
Accidental Death Benefits	XXX	XXX	47
Disability- Active Lives	XXX	XXX	4,404
Disability- Disabled Lives	XXX	XXX	13,874
Miscellaneous Reserves	XXX	XXX	313,282
Total gross life insurance reserves	846,636	934,023	2,722,492
Less reinsurance ceded	429,441	462,388	1,966,084
Total net general account life insurance reserves	$417,195	$471,635	$756,408

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$18,292	$18,292	$18,292
Variable Universal Life	32,446	32,434	32,493
Total gross life insurance reserves	50,738	50,726	50,785
Total net separate account with nonguaranteed life insurance reserves	$50,738	$50,726	$50,785

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2025 and 2024 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2025
Ordinary new business	$72	$5
Ordinary renewal	(5,412)	(4,819)
Group Life	307	289
Totals	$(5,034)	$(4,524)

December 31, 2024
Ordinary new business	$101	$2
Ordinary renewal	(7,684)	(7,133)
Group Life	371	349
Totals	$(7,212)	$(6,782)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

Nonguaranteed Separate Accounts
(In Thousands)
December 31, 2025
Premiums, considerations or deposits for the year	$976
Reserves for separate accounts with assets at:
Fair value	$451,467
Amortized cost	—
Total reserves	$451,467
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	451,389
Subtotal	$451,389
Not subject to discretionary withdrawal	78
Total	$451,467

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2024
Premium, consideration or deposits for the year	$1,347
Reserves for separate accounts with assets at:
Fair value	$461,751
Amortized cost	—
Total reserves	$461,751
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	461,673
Subtotal	$461,673
Not subject to discretionary withdrawal	78
Total separate account aggregate reserves	$461,751

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2025 and 2024, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets
(In Thousands)
December 31, 2025
Individual Annuity	$397,499
Individual Life	53,819
Total	$451,318

December 31, 2024
Individual Annuity	$411,868
Individual Life	49,699
Total	$461,567

As of December 31, 2025 and 2024 separate account assets for products registered with the SEC totaled $451.3 and $461.6, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2025	$1,112
2024	2,782
2023	3,114
2022	3,397
2021	3,802

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2025	$43
2024	57
2023	205
2022	494
2021	8

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$979	$1,350	$1,770
Transfers from separate accounts	62,104	67,768	57,278
Transfers as reported in the Statements of Operations	$(61,125)	$(66,418)	$(55,508)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of equity securities, including mutual funds. The aggregate fair value of the invested assets as of December 31, 2025 and 2024 was $451.3 and $461.6, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Voya Financial, Inc.	Pen-Cal Administrators, Inc.
Voya Holdings Inc.	Voya Special Investments, Inc.
Voya Retirement Insurance and Annuity Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company	Voya Payroll Management, Inc.
ReliaStar Life Insurance Company of New York	Benfitfocus, Inc.
Voya Financial Advisors, Inc.	Benfitfocus.com, Inc.
Voya Services Company	Tango Health, Inc.
Security Life Assignment Corp.

Under the intercompany tax sharing agreement, the Company has a receivable of $1.5 at December 31, 2025 and $2.0 at December 31, 2024 from Voya Financial, Inc., an affiliate, for federal income taxes.
For the tax years 2023 through 2025, Voya Financial, Inc. participates in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2023 tax year, Voya Financial, Inc. is in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year. For the 2024 and 2025 tax years, Voya Financial, Inc. is in the Compliance Maintenance Bridge Plus ("Bridge Plus") phase of CAP. In the Bridge Plus phase, the IRS will review the tax return and issue either a full or partial acceptance letter upon completion of review.

Voya Financial, Inc. received a partial acceptance letter for the 2024 tax year and does not anticipate any material adjustments to its tax return as filed.

Voya Financial, Inc. filed amended federal income tax returns for tax years 2012 through 2018 to claim a foreign tax credit instead of utilizing a foreign tax deduction. Voya Financial, Inc. does not anticipate an adjustment to its claim as filed. The audit of the claim is ongoing.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In August 2022, the Inflation Reduction Act was signed into law creating the corporate alternative minimum tax ("CAMT"). In September 2024, the Department of Treasury issued proposed regulations providing additional guidance on the CAMT. The Company, as a member of a controlled group, is a nonapplicable taxpayer as it does not expect to be subject to CAMT for 2025. The Company's parent, Voya Financial, Inc., continues to review the proposed regulations, and its CAMT determination will need to be evaluated in light of future guidance.

In July 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law, which includes changes to the Internal Revenue Code. The OBBBA did not have a material impact on the Company's surplus.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2025	2024	2023
	(In Thousands)
Federal tax expense on operations	$13,089	$5,344	$9,563
Federal tax benefit on capital gains and losses	(1,110)	(485)	(751)
Total current tax (benefit) expense incurred	$11,979	$4,859	$8,812

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2025 and 2024 are as follows:

	12/31/2025			12/31/2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$54,186	$1	$54,187	$49,222	$1,191	$50,413	$4,964	$(1,190)	$3,774
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	54,186	1	54,187	49,222	1,191	50,413	4,964	(1,190)	3,774
Deferred Tax Assets Nonadmitted	42,904	—	42,904	38,347	—	38,347	4,557	—	4,557
Admitted Adjusted Gross DTAs	11,282	1	11,283	10,875	1,191	12,066	407	(1,190)	(783)
Gross Deferred tax liabilities	3,566	1	3,567	3,134	1,191	4,325	432	(1,190)	(758)
Net Admitted Adjusted Gross DTAs	$7,715	$—	$7,715	$7,741	$—	$7,741	$(25)	$—	$(25)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2025 and 2024 are as follows:

		12/31/25			12/31/24			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	7,714	1	7,715	7,640	101	7,741	74	(100)	(26)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	7,714	1	7,715	7,640	101	7,741	74	(100)	(26)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	60,048	XXX	XXX	62,838	XXX	XXX	(2,790)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	3,568	—	3,568	3,235	1,090	4,325	333	(1,090)	(757)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$11,282	$1	$11,283	$10,875	$1,191	$12,066	$407	$(1,190)	$(783)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2025	2024
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,919.67%	1,911.21%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$411,503	$431,151

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/25		12/31/24		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$54,186	$1	$49,222	$1,191	$4,964	$(1,190)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$11,281	$1	$10,875	$1,191	$406	$(1,190)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2025	12/31/2024	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$96	$86	$10
Policyholder reserves	34,700	32,164	2,536
Investments	378	246	132
Deferred acquisition costs	17,603	15,422	2,181
Pension accrual	239	205	34
Receivables - nonadmitted	243	57	186
Tax credit carry-forward	562	682	(120)
Other (including items <5% of total ordinary tax assets)	365	360	5
Subtotal	54,186	49,222	4,964
Nonadmitted	42,904	38,347	4,557
Admitted ordinary deferred tax assets	$11,282	$10,875	$407
Capital:
Investments	$1	$1,191	$(1,190)
Admitted capital deferred tax assets	$1	$1,191	$(1,190)
Admitted deferred tax assets	$11,283	$12,066	$(783)

Deferred Tax Liabilities
Ordinary:
Investments	$767	$690	$77
Policyholder reserves	562	1,390	(828)
Other (including items <5% of total ordinary tax liabilities)	665	691	(26)
Subtotal	$1,994	$2,771	$(777)
Capital:
Investments	$1,574	$1,554	$20
Subtotal	$1,574	$1,554	$20
Total deferred tax liabilities	$3,568	$4,325	$(757)

Net deferred tax assets/(liabilities)	$7,715	$7,741	$(26)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2025 and 2024, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follows:

		Year Ended December 31
		2025		2024		2023
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income		$58,465		$39,560		$107,182
Capital losses		(2,355)		(1,420)		(2,061)
Total pretax income		$56,110		$38,140		$105,121
Expected tax expense at 21% statutory rate		11,783	21.0%	8,010	21.0%	22,075	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(217)	(0.4)	(817)	(2.1)	(283)	(0.3)
b.	Interest maintenance reserve	(174)	(0.3)	(315)	(0.8)	(626)	(0.6)
c.	Reinsurance	(4,701)	(8.4)	(2,590)	(6.8)	(2,729)	(2.6)
d.	Tax credits	(2)	—	(40)	(0.1)	(4)	—
e.	Prior year tax	626	1.1	(534)	(1.4)	(8)	—
f.	Other	8	—	5	—	7	—
Total income tax reported		$7,322	13.0%	$3,719	9.8%	$18,432	17.5%

Current income taxes incurred		11,979	21.3%	4,859	12.7%	8,812	8.4%
Change in deferred income tax*		(4,657)	(8.3)%	(1,140)	(2.9)%	9,620	9.1%
Total income tax reported		$7,322	13.0%	$3,719	9.8%	$18,432	17.5%

* Excluding tax on unrealized gains (losses) and other surplus items

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2025, there is no net operating loss carryforward and the Company's tax credit carryforwards originated and expire as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Credit	2013	2033	$21

Foreign Tax Credit	2015	2025	$8
Foreign Tax Credit	2016	2026	140
Foreign Tax Credit	2017	2027	135
Foreign Tax Credit	2018	2028	99
Foreign Tax Credit	2019	2029	77
Foreign Tax Credit	2020	2030	74
Foreign Tax Credit	2022	2032	7
Foreign Tax Credit	2024	2034	2
Total Foreign Tax Credit			$541

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2025 and 2024.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company has no unrecognized tax liability as of December 31, 2025 and 2024.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2025 and 2024.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2025 and 2024.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.Reinsurance
The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2025	2024	2023
	(In Thousands)
Premiums for the year ended	$104,972	$107,881	$117,507
Benefits paid or provided for the year ended	243,645	210,139	189,363
Policy and contract liabilities at year end	2,106,959	2,163,833	2,182,385

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

There were no assumed premiums in 2025, 2024, and 2023.

The amount of reinsurance credits taken for new agreements executed since January 1, 2025 which include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company estimates that an aggregate reduction in surplus of $165.8 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2025. The amount estimated as of December 31, 2024 and 2023 was $170.2 and $176.6, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.Capital and Surplus
Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $0.5.

The Company is permitted to pay a dividend to its parent, ReliaStar, without prior insurance regulatory approval, in any calendar year based on either of two standards.

1.Dividends paid out of earned surplus - (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year.

In addition, under this standard, the Company may not, without prior insurance regulatory approval, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative.
2.Dividends paid out of other than earned surplus - the lesser of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).

In addition, the Company will be permitted to pay a dividend to ReliaStar in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

On December 5, 2025, the Company declared an ordinary dividend in the amount of $42.0, which was paid to its sole shareholder, RLI, on December 30, 2025.

On March 8, 2024, the Company declared an ordinary dividend in the amount of $21.0, which was paid to its sole shareholder, ReliaStar on March 25, 2024.

On December 6, 2024, the Company declared an ordinary dividend in the amount of $24.0, which was paid to its sole shareholder, ReliaStar, on January 3, 2025.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value-Revised ("SSAP No. 100").

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2025.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2025:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Issuer Credit Obligations	$699,027	$736,970	$38,156	$633,826	$27,045
Assets-Backed Securities	337,661	364,187	—	321,809	15,852
Preferred stock	22,997	22,893	—	17,893	5,104
Common stock	1,436	1,436	—	—	1,436
Mortgage loans	87,724	89,737	—	—	87,724
Contract loans	55,183	55,183	—	55,183	—
Other invested assets	13,590	14,159	—	13,590	—
Cash equivalents and short-term investments	74,370	74,370	74,370	—	—
Derivatives
Foreign exchange contracts	146	114	—	146	—
Separate account assets	451,318	451,318	451,318	—	—
Total Assets	$1,743,452	$1,810,367	$563,844	$1,042,447	$137,161

Liabilities:
Deposit type contracts	$23,510	$23,510	$—	$23,510	$—
Supplementary contracts and immediate annuities	9,898	10,476	—	—	9,898
Derivatives
Foreign exchange contracts	239	592	—	239	—
Total Liabilities	$33,647	$34,578	$—	$23,749	$9,898

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2025.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2024:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,030,138	$1,127,619	$34,106	$956,911	$39,121
Preferred stock	4,821	5,078	—	—	4,821
Common stock	2,247	2,247	829	—	1,417
Mortgage loans	97,734	102,600	—	—	97,734
Contract loans	56,865	56,865	—	56,865	—
Other invested assets	1,621	2,397	—	1,621	—
Cash equivalents and short-term investments	106,404	106,404	30,199	76,205
Derivatives
Foreign exchange contracts	1,291	865	—	1,291	—
Separate account assets	461,567	461,567	461,567	—	—
Total Assets	$1,762,688	$1,865,642	$526,701	$1,092,893	$143,093

Liabilities:
Deposit type contracts	$26,771	$26,771	$—	$26,771	$—
Supplementary contracts and immediate annuities	11,442	11,969	—	—	11,442
Derivatives
Foreign exchange contracts	38	29	—	38	—
Total Liabilities	$38,251	$38,769	$—	$26,809	$11,442
The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2025.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Asset-backed securities	$—	$482	$—	$482
Preferred stock	—	1,036	1,558	2,594
Common stock	—	—	1,436	1,436
Separate account assets	451,318	—	—	451,318
Total assets	$451,318	$1,518	$2,994	$455,830

Liabilities:
Deposit type contracts	$—	$23,503	$—	$23,503
Total liabilities	$—	$23,503	$—	$23,503

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	$—	$—	$1,526	$1,526
Common stock	829	—	1,417	2,246
Separate account assets	461,567	—	—	461,567
Total assets	$462,396	$—	$2,943	$465,339

Liabilities:
Deposit type contracts	$—	$26,771	$—	$26,771
Total liabilities	$—	$26,771	$—	$26,771

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2025:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$1,526	$—	$—	$—	$32	$—	$—	$—	$—	$1,558
Common Stock	1,417	—	—	—	19	—	—	—	—	1,436
Total	$2,943	$—	$—	$—	$51	$—	$—	$—	$—	$2,994

There were no transfers into or out of Level 3 during the year ended December 31, 2025.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2024:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$1,577	$—	$—	$—	$(51)	$—	$—	$—	$—	$1,526
Common Stock	1,284	—	—	—	133	—	—	—	—	1,417
Total	$2,861	$—	$—	$—	$82	$—	$—	$—	$—	$2,943

There were no transfers into or out of Level 3 during the year ended December 31, 2024.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred minimal rent expense during years ended December 31, 2025, 2024 and 2023, respectively under this cost sharing methodology.

Legal Proceedings: The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Some claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

Regulatory Matters: As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $1.5 and $1.0 at December 31, 2025 and 2024, respectively. The Company is also committed to provide minimal additional capital contributions to partnerships at December 31, 2025 and 2024.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires February 21, 2027, the Company and Voya Financial, Inc. can borrow up to 5% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $3.1 for the year ended December 31, 2025, $2.4 interest income for the year ended December 31, 2024 and minimal interest income for the year ended 2023.

The Company did not incur any interest expense for the year ended December 31, 2025 and incurred minimal interest expense on borrowed money during 2024 and 2023.

As of December 31, 2025, the Company had no outstanding receivable including principal and interest and no outstanding payable under the reciprocal loan agreement with Voya Financial, Inc. As of December 31, 2024, the Company had $76.2 outstanding receivable and no outstanding payable under the reciprocal loan agreement.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

14.Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, Voya Services Company ("VSC") and Voya Financial Partners, LLC ("VFP"), whereby the affiliated insurers, VSC, and VFP, provide certain administrative, management, professional, advisory, consulting and other services to the Company. For years ended December 31, 2025, 2024 and 2023, expenses related to the agreements were incurred in the amount of $24.1, $22.0 and $22.9, respectively.

Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

15.Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2025	2024
	(In Thousands)
Balance at January 1	$44,304	$31,876
Less reinsurance recoverables	703	1,184
Net balance at January 1	43,601	30,692

Incurred related to:
Current year	85,286	99,785
Prior years	(16,645)	5,000
Total incurred	68,641	104,785

Paid related to:
Current year	51,983	58,968
Prior years	24,014	32,908
Total paid	75,997	91,876

Net balance at December 31	36,244	43,601
Plus reinsurance recoverables	595	703
Balance at December 31	$36,839	$44,304

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The Company has no retrospectively rated contracts for the year ended December 31, 2025. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $0.0 and $0.5 for December 31, 2024 and 2023, respectively. This represented 0.0% and 5.3% of the total net group life premium written for December 31, 2024 and 2023, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was minimal for December 31, 2024 and 2023. This represented less than 1.0% of the total net group health premium in both years. No other net premiums written by the Company are subject to retrospective rating features.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2025
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.Subsequent Events
The Company declared an ordinary dividend in the amount of $45, which was paid to its sole shareholder, Reliastar Life Insurance Company, on March 30, 2026.

The Company is not aware of any events occurring subsequent to December 31, 2025 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2025 through April 1, 2025, the date the financial statements were available to be issued.